UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2024

Item 1 - Report to Shareholders

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2024

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	5
Portfolio of Investments:
Money Market Portfolio	8
Prime Portfolio	12
Government Portfolio	16
Government Securities Portfolio	23
Treasury Portfolio	25
Treasury Securities Portfolio	28
Tax-Exempt Portfolio	29
Statements of Assets and Liabilities	32
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	48
Notes to Financial Statements	63
Important Notices	70
U.S. Customer Privacy Notice	71
Trustees and Officers Information	74

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access information about the Trust including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the "Trust") Semi-Annual Report for the period ended April 30, 2024. The Trust currently offers seven funds (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2024

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2024 were as follows:

	Subsidized Yields		Non-Subsidized Yields
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Money Market Portfolio Wealth Class	5.35%	5.49%	5.31%	5.45%
Money Market Portfolio Wealth S Class	5.29%	5.43%	5.26%	5.40%
Money Market Portfolio Advisory Class	5.10%	5.23%	5.06%	5.19%
Money Market Portfolio Participant Class	4.84%	4.96%	4.82%	4.93%
Money Market Portfolio Cash Management Class	5.20%	5.33%	5.16%	5.29%
Money Market Portfolio Select Class	4.55%	4.65%	4.52%	4.62%
Money Market Portfolio Impact Partner Class+	5.35%	5.49%	5.32%	5.46%
Money Market Portfolio Advisor Class++	5.35%	5.49%	5.32%	5.46%
Prime Portfolio Institutional Class	5.37%	5.52%	5.36%	5.51%
Prime Portfolio Institutional Select Class	5.32%	5.47%	5.31%	5.45%
Prime Portfolio Advisory Class	5.12%	5.25%	5.12%	5.25%
Prime Portfolio Cash Management Class	5.22%	5.36%	5.21%	5.35%
Prime Portfolio CastleOak Shares Class	5.37%	5.52%	5.36%	5.51%
Prime Portfolio Impact Class	5.37%	5.52%	5.36%	5.51%
Prime Portfolio Impact Partner Class+	5.38%	5.52%	5.37%	5.52%
Government Portfolio Institutional Class	5.22%	5.36%	5.16%	5.30%
Government Portfolio Institutional Select Class	5.17%	5.30%	5.11%	5.24%
Government Portfolio Investor Class	5.12%	5.25%	5.07%	5.19%
Government Portfolio Administrative Class	5.07%	5.20%	5.02%	5.14%
Government Portfolio Advisory Class	4.97%	5.09%	4.92%	5.04%
Government Portfolio Participant Class	4.72%	4.83%	4.67%	4.77%
Government Portfolio Cash Management Class	5.07%	5.19%	5.01%	5.14%
Government Portfolio Select Class	4.42%	4.52%	4.37%	4.46%
Government Portfolio Castleoak Shares Class	5.22%	5.36%	5.17%	5.30%
Government Portfolio Impact Class	5.22%	5.35%	5.16%	5.30%
Government Portfolio Impact Partner Class+	5.23%	5.36%	5.17%	5.31%
Government Portfolio Advisor Class++	5.23%	5.36%	5.17%	5.31%
Government Securities Portfolio Institutional Class	5.15%	5.28%	5.13%	5.26%
Government Securities Portfolio Institutional Select Class	5.10%	5.23%	5.08%	5.21%
Government Securities Portfolio Investor Class	5.05%	5.18%	5.04%	5.17%
Government Securities Portfolio Administrative Class	5.01%	5.13%	5.00%	5.12%
Government Securities Portfolio Advisory Class	4.90%	5.02%	4.88%	5.00%
Government Securities Portfolio Participant Class	4.90%	5.02%	4.63%	4.74%
Government Securities Portfolio Cash Management Class	5.00%	5.13%	4.98%	5.11%
Treasury Portfolio Institutional Class	5.15%	5.28%	5.14%	5.27%
Treasury Portfolio Institutional Select Class	5.10%	5.23%	5.09%	5.22%
Treasury Portfolio Investor Class	5.05%	5.18%	5.04%	5.17%
Treasury Portfolio Administrative Class	5.00%	5.13%	4.99%	5.12%
Treasury Portfolio Advisory Class	4.90%	5.02%	4.89%	5.01%
Treasury Portfolio Participant Class	4.65%	4.76%	4.64%	4.75%
Treasury Portfolio Cash Management Class	5.00%	5.13%	4.99%	5.12%
Treasury Portfolio Select Class	4.35%	4.45%	4.35%	4.45%
Treasury Portfolio Advisor Class++	5.15%	5.29%	5.15%	5.29%
Treasury Securities Portfolio Institutional Class	5.16%	5.29%	5.15%	5.28%
Treasury Securities Portfolio Institutional Select Class	5.11%	5.24%	5.10%	5.23%
Treasury Securities Portfolio Investor Class	5.06%	5.18%	5.05%	5.18%
Treasury Securities Portfolio Administrative Class	5.01%	5.13%	5.00%	5.13%
Treasury Securities Portfolio Advisory Class	4.91%	5.03%	4.90%	5.02%
Treasury Securities Portfolio Participant Class	4.66%	4.77%	4.65%	4.76%
Treasury Securities Portfolio Cash Management Class	5.01%	5.13%	5.00%	5.13%
Treasury Securities Portfolio Select Class	4.36%	4.46%	4.36%	4.46%
Treasury Securities Portfolio Impact Class+	5.16%	5.29%	5.16%	5.29%

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Performance Summary (cont'd)

	Subsidized Yields		Non-Subsidized Yields
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Treasury Securities Portfolio Impact Partner Class+	5.16%	5.29%	5.16%	5.29%
Tax-Exempt Portfolio Wealth Class*†	3.52%	3.58%	3.36%	3.42%
Tax-Exempt Portfolio Wealth S Class*††	3.47%	3.53%	3.32%	3.37%
Tax-Exempt Portfolio Cash Management Class*	3.37%	3.43%	3.21%	3.27%
Tax-Exempt Portfolio Select Class*+++	2.72%	2.76%	2.57%	2.61%
Tax-Exempt Portfolio Advisor Class*++	3.52%	3.58%	3.37%	3.42%

+  Commenced offering on March 5, 2024.

++  Commenced offering on March 27, 2024.

*  Effective February 29, 2024, the Tax-Exempt Portfolio operates as a "retail money market fund."

†  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

††  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

+++  Commenced offering on February 29, 2024.

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Money Market, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt are STABLE NET ASSET VALUE ("NAV") FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Prime is a FLOATING NAV FUND. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax ("AMT"). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Expense Examples

As a shareholder of a Fund, you incur ongoing costs, which may include advisory fees, administration fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services plan fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Expense Examples (cont'd)

	Beginning Account Value 11/1/23	Actual Ending Account Value 4/30/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period++
Money Market Portfolio Wealth Class	$1,000.00	$1,027.30	$1,023.87	$1.01	*	$1.01	*	0.20%
Money Market Portfolio Wealth S Class	1,000.00	1,027.04	1,023.62	1.26	*	1.26	*	0.25
Money Market Portfolio Advisory Class	1,000.00	1,026.02	1,022.63	2.27	*	2.26	*	0.45
Money Market Portfolio Participant Class	1,000.00	1,024.74	1,021.38	3.52	*	3.52	*	0.70
Money Market Portfolio Cash Management Class	1,000.00	1,026.54	1,023.12	1.76	*	1.76	*	0.35
Money Market Portfolio Select Class	1,000.00	1,023.23	1,019.89	5.03	*	5.02	*	1.00
Money Market Portfolio Impact Partner Class	1,000.00	1,008.39	1,007.48	0.31	**	0.31	**	0.20
Money Market Portfolio Advisor Class	1,000.00	1,005.14	1,004.59	0.19	***	0.19	***	0.20
Prime Portfolio Institutional Class	1,000.00	1,027.26	1,023.87	1.01	*	1.01	*	0.20
Prime Portfolio Institutional Select Class	1,000.00	1,027.00	1,023.62	1.26	*	1.26	*	0.25
Prime Portfolio Advisory Class	1,000.00	1,025.86	1,022.63	2.27	*	2.26		0.45
Prime Portfolio Cash Management Class	1,000.00	1,026.49	1,023.12	1.76	*	1.76	*	0.35
Prime Portfolio CastleOak Shares Class	1,000.00	1,027.16	1,023.87	1.01	*	1.01	*	0.20
Prime Portfolio Impact Class	1,000.00	1,027.26	1,023.87	1.01	*	1.01	*	0.20
Prime Portfolio Impact Partner Class	1,000.00	1,008.13	1,007.48	0.31	**	0.31	**	0.20
Government Portfolio Institutional Class	1,000.00	1,026.40	1,024.07	0.81	*	0.81	*	0.16
Government Portfolio Institutional Select Class	1,000.00	1,026.13	1,023.82	1.06	*	1.06	*	0.21
Government Portfolio Investor Class	1,000.00	1,025.89	1,023.57	1.31	*	1.31	*	0.26
Government Portfolio Administrative Class	1,000.00	1,025.63	1,023.32	1.56	*	1.56	*	0.31
Government Portfolio Advisory Class	1,000.00	1,025.12	1,022.82	2.06	*	2.06	*	0.41
Government Portfolio Participant Class	1,000.00	1,023.85	1,021.58	3.32	*	3.32	*	0.66
Government Portfolio Cash Management Class	1,000.00	1,025.62	1,023.32	1.56	*	1.56	*	0.31
Government Portfolio Select Class	1,000.00	1,022.32	1,020.09	4.83	*	4.82	*	0.96
Government Portfolio Castleoak Shares Class	1,000.00	1,026.40	1,024.07	0.81	*	0.81	*	0.16
Government Portfolio Impact Class	1,000.00	1,026.39	1,024.07	0.81	*	0.81	*	0.16
Government Portfolio Impact Partner Class	1,000.00	1,008.18	1,007.55	0.23	**	0.23	**	0.15
Government Portfolio Advisor Class	1,000.00	1,005.01	1,004.64	0.14	***	0.14	***	0.15
Government Securities Portfolio Institutional Class	1,000.00	1,026.07	1,023.87	1.01	*	1.01	*	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,025.84	1,023.62	1.26	*	1.26	*	0.25
Government Securities Portfolio Investor Class	1,000.00	1,025.57	1,023.37	1.51	*	1.51	*	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,025.33	1,023.12	1.76	*	1.76	*	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,024.80	1,022.63	2.27	*	2.26	*	0.45
Government Securities Portfolio Participant Class	1,000.00	1,024.79	1,022.63	2.27	*	2.26	*	0.45
Government Securities Portfolio Cash Management Class	1,000.00	1,025.31	1,023.12	1.76	*	1.76	*	0.35
Treasury Portfolio Institutional Class	1,000.00	1,026.16	1,023.87	1.01	*	1.01	*	0.20
Treasury Portfolio Institutional Select Class	1,000.00	1,025.89	1,023.62	1.26	*	1.26	*	0.25
Treasury Portfolio Investor Class	1,000.00	1,025.65	1,023.37	1.51	*	1.51	*	0.30
Treasury Portfolio Administrative Class	1,000.00	1,025.40	1,023.12	1.76	*	1.76	*	0.35
Treasury Portfolio Advisory Class	1,000.00	1,024.88	1,022.63	2.27	*	2.26	*	0.45
Treasury Portfolio Participant Class	1,000.00	1,023.61	1,021.38	3.52	*	3.52	*	0.70
Treasury Portfolio Cash Management Class	1,000.00	1,025.40	1,023.12	1.76	*	1.76	*	0.35
Treasury Portfolio Select Class	1,000.00	1,022.09	1,019.89	5.03	*	5.02	*	1.00
Treasury Portfolio Advisor Class	1,000.00	1,004.95	1,004.59	0.19	***	0.19	***	0.20
Treasury Securities Portfolio Institutional Class	1,000.00	1,026.18	1,023.87	1.01	*	1.01	*	0.20
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,025.92	1,023.62	1.26	*	1.26	*	0.25
Treasury Securities Portfolio Investor Class	1,000.00	1,025.66	1,023.37	1.51	*	1.51	*	0.30
Treasury Securities Portfolio Administrative Class	1,000.00	1,025.42	1,023.12	1.76	*	1.76	*	0.35
Treasury Securities Portfolio Advisory Class	1,000.00	1,024.91	1,022.63	2.27	*	2.26	*	0.45
Treasury Securities Portfolio Participant Class	1,000.00	1,023.63	1,021.38	3.52	*	3.52	*	0.70
Treasury Securities Portfolio Cash Management Class	1,000.00	1,025.40	1,023.12	1.76	*	1.76	*	0.35
Treasury Securities Portfolio Select Class	1,000.00	1,022.11	1,019.89	5.03	*	5.02	*	1.00
Treasury Securities Portfolio Impact Class	1,000.00	1,008.09	1,007.48	0.31	**	0.31	**	0.20
Treasury Securities Portfolio Impact Partner Class	1,000.00	1,008.09	1,007.48	0.31	**	0.31	**	0.20

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Expense Examples (cont'd)

	Beginning Account Value 11/1/23	Actual Ending Account Value 4/30/24	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period++
Tax-Exempt Portfolio Wealth Class+	$1,000.00	$1,016.66	$1,023.87	$1.00	*	$1.01	*	0.20%
Tax-Exempt Portfolio Wealth S Class+	1,000.00	1,016.41	1,023.62	1.25	*	1.26	*	0.25
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,015.90	1,023.12	1.75	*	1.76	*	0.35
Tax-Exempt Portfolio Select Class	1,000.00	1,004.46	1,006.78	1.70	****	1.70	****	1.00
Tax-Exempt Portfolio Advisor Class	1,000.00	1,003.43	1,004.59	0.19	***	0.19	***	0.20

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 57/366 (to reflect the actual days in the period).

***  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 35/366 (to reflect the actual days in the period).

****  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 62/366 (to reflect the actual days in the period).

+  Class name change for Tax-Exempt effective February 29, 2024.

++  Annualized.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (8.1%)
Domestic Banks (3.2%)
Bank of America NA,
5.18%, 2/3/25	$7,000	$7,000
5.20%, 1/29/25	3,000	3,000
5.24%, 3/3/25	5,000	5,000
5.75%, 11/19/24	10,000	10,000
5.92%, 8/9/24	15,000	15,000
5.95%, 8/5/24	10,000	10,000
Citibank NA
5.92%, 6/21/24 - 7/30/24	25,000	25,000
		75,000
International Banks (4.9%)
Bank of Montreal
5.40%, 4/28/25	2,000	2,000
BNP Paribas SA
5.88%, 6/21/24	10,000	10,000
Cooperatieve Rabobank UA
5.90%, 8/14/24	4,000	4,000
Natixis SA
5.94%, 6/14/24	10,000	10,000
Svenska Handelsbanken AB,
5.27%, 3/24/25	13,000	13,001
5.39%, 3/19/25	8,000	8,000
5.42%, 4/9/25	10,000	10,001
5.51%, 12/3/24	30,000	30,001
5.56%, 12/11/24	10,000	10,000
5.91%, 7/16/24	10,000	10,000
Toronto-Dominion Bank
5.88%, 6/14/24	10,000	10,000
		117,003
Total Certificates of Deposit (Cost $192,003)		192,003
Commercial Paper (a) (20.9%)
Asset-Backed Diversified Financial Services (5.1%)
Atlantic Asset Securitization LLC,
5.88%, 6/17/24 - 6/20/24	20,000	19,847
5.91%, 7/17/24	5,000	4,939
CDP Financial, Inc.
5.33%, 5/1/24	10,000	10,000
Fairway Finance Co. LLC,
5.39%, 11/22/24	5,000	4,853
5.90%, 7/16/24	10,000	9,881
LMA Americas LLC,
5.44%, 12/10/24	1,000	968
5.52%, 12/13/24	4,000	3,868
5.91%, 7/16/24	5,000	4,940
Old Line Funding LLC
5.48%, 6/21/24	5,000	4,962
Podium Funding Trust,
5.39%, 11/14/24	15,000	14,575
5.41%, 12/13/24	2,000	1,935
Starbird Funding Corp.
5.93%, 7/12/24 (b)	15,000	14,830
	Face Amount (000)	Value (000)
Thunder Bay Funding LLC
5.41%, 11/25/24	$20,000	$19,399
Versailles Commercial Paper LLC
5.92%, 7/2/24	5,000	4,951
		119,948
Automobiles (4.2%)
Toyota Credit Canada, Inc.
5.57%, 9/26/24	5,000	4,888
Toyota Credit de Puerto Rico Corp.,
5.49%, 12/16/24	22,500	21,746
5.61%, 1/6/25	5,000	4,813
5.96%, 5/6/24	5,000	4,996
5.98%, 6/7/24	20,000	19,882
Toyota Finance Australia
5.49%, 8/22/24 - 9/9/24	34,000	33,403
Toyota Motor Credit Corp.,
5.90%, 6/14/24	5,000	4,966
5.91%, 6/28/24	5,000	4,954
		99,648
Automobiles Manufacturing (0.4%)
Volvo Treasury North America LP
5.42%, 6/18/24 (b)	10,000	9,929
Computer Technology (1.0%)
Microsoft Corp.
5.52%, 6/12/24	25,000	24,843
Consumer, Non-Cyclical (0.6%)
LVMH Moet Hennessy Louis Vuitton,
5.35%, 11/18/24	5,000	4,857
5.36%, 11/25/24	8,500	8,247
		13,104
Domestic Banks (2.7%)
ABN Amro Funding USA LLC
5.70%, 5/29/24	5,000	4,978
ING U.S. Funding LLC,
5.41%, 11/22/24	17,000	16,497
5.43%, 12/23/24 (b)	30,000	28,973
5.44%, 12/16/24	15,000	14,501
		64,949
Health Care Services (1.1%)
UnitedHealth Group, Inc.
5.33%, 5/1/24	25,000	25,000
Insurance (0.2%)
Pricoa Short Term Funding LLC
5.53%, 10/15/24	5,000	4,875
International Banks (5.6%)
Australia & New Zealand Banking Group Ltd.,
5.89%, 8/2/24	20,000	19,709
5.90%, 7/15/24	10,000	9,882
Cooperatieve Rabobank UA
5.89%, 6/10/24	5,000	4,969
DNB Bank ASA
5.90%, 6/13/24 - 7/16/24	25,000	24,780

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.30%, 5/1/24	$1,000	$1,000
Suncorp-Metway Ltd.,
5.57%, 10/21/24	4,000	3,896
5.58%, 10/28/24	5,000	4,864
5.60%, 6/4/24 - 6/5/24	8,000	7,958
5.68%, 6/3/24	5,000	4,975
5.73%, 5/29/24 (b)	3,000	2,987
Svenska Handelsbanken AB
5.33%, 3/13/25	20,000	19,112
Westpac Banking Corp.,
5.50%, 4/17/25	10,000	9,491
5.52%, 4/14/25	10,000	9,494
5.53%, 4/16/25	10,000	9,490
		132,607
Total Commercial Paper (Cost $494,903)		494,903
Corporate Bonds (3.9%)
Insurance (0.4%)
Metropolitan Life Global Funding I,
0.55%, 6/7/24 (b)	1,350	1,343
0.70%, 9/27/24 (b)	1,140	1,118
2.80%, 3/21/25 (b)	1,305	1,276
New York Life Global Funding
3.15%, 6/6/24 (b)	5,370	5,357
		9,094
International Banks (3.5%)
ASB Bank Ltd.
3.13%, 5/23/24 (b)	4,701	4,694
Banco Santander SA
2.71%, 6/27/24	27,943	27,819
Barclays Bank PLC
3.75%, 5/15/24	15,000	14,988
Cooperatieve Rabobank UA
3.88%, 8/22/24	11,132	11,075
Skandinaviska Enskilda Banken AB
0.65%, 9/9/24 (b)	4,560	4,480
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/16/24 (b)	19,645	19,293
		82,349
Total Corporate Bonds (Cost $91,443)		91,443
Floating Rate Notes (9.1%)
Asset-Backed Diversified Financial Services (4.4%)
Chariot Funding LLC,
SOFR + 0.25%, 5.57%, 9/18/24 - 9/25/24 (b)(c)	105,000	105,000
Automobiles (0.4%)
Toyota Motor Credit Corp.,
SOFR + 0.50%, 5.82%, 12/9/24 (c)	10,000	10,000
Finance (1.1%)
Citigroup Global Markets, Inc.,
SOFR + 0.35%, 5.67%, 7/1/24 (b)(c)	25,000	25,000
	Face Amount (000)	Value (000)
International Banks (3.2%)
Bank of Nova Scotia,
SOFR + 0.39%, 5.71%, 6/21/24 (c)	$10,000	$10,000
Barclays Bank PLC,
SOFR + 0.32%, 5.64%, 6/21/24 (c)	10,000	10,000
BPCE SA,
SOFR + 0.35%, 5.67%, 7/1/24 (b)(c)	30,000	30,000
Oversea-Chinese Banking Corp.,
SOFR + 0.35%, 5.67%, 5/24/24 (c)	15,000	15,000
UBS AG London,
5.65%, 12/18/24 (b)(c)	10,000	10,000
		75,000
Total Floating Rate Notes (Cost $215,000)		215,000
Repurchase Agreements (45.8%)
ABN Amro Securities LLC, (5.47%, dated 4/30/24, due 5/1/24; proceeds $25,004; fully collateralized by a U.S. Government agency security, 5.50% due 4/20/53; U.S. Government obligations, 1.38% - 3.75% due 12/31/28 - 5/15/51 and Corporate Bonds, 1.50% - 8.75% due 7/30/24 - 6/15/53; valued at $25,970)	25,000	25,000
Bank of America Securities, Inc., (5.34%, dated 4/24/24, due 5/1/24; proceeds $10,010; fully collateralized by a Money Market, 0.00% due 7/3/24; valued at $10,500)	10,000	10,000
Bank of America Securities, Inc., (5.82% (c), dated 10/27/23, due 10/28/24; proceeds $31,780; fully collateralized by various Common Stocks and Preferred Stocks (d); valued at $31,500) (Demand 5/1/24)	30,000	30,000
Bank of America Securities, Inc., (5.37%, dated 4/30/24, due 5/1/24; proceeds $25,004; fully collateralized by various Corporate Bonds, 1.65% - 6.90% due 1/28/25 - 5/15/53; valued at $26,250)	25,000	25,000
Barclays Bank PLC, (5.40%, dated 4/30/24, due 5/1/24; proceeds $80,012; fully collateralized by various Common Stocks (d); valued at $84,013)	80,000	80,000
BMO Capital Markets Corp., (5.42%, dated 4/30/24, due 5/1/24; proceeds $30,005; fully collateralized by a U.S. Government agency security, 4.50% due 8/1/48 and Corporate Bonds, 0.00% - 9.50% due 5/14/24 - 1/15/51; valued at $31,511)	30,000	30,000
BNP Paribas SA, (5.52%, dated 4/30/24, due 5/1/24; proceeds $20,003; fully collateralized by various Corporate Bonds, 4.00% - 10.25% due 10/15/27 - 6/15/76 (d); valued at $21,200)	20,000	20,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,081 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/20/64; valued at $565,272)	$200,000	$200,000
Citigroup Global Markets, Inc., (5.42% (c), dated 2/22/24, due 5/7/24; proceeds $60,678; fully collateralized by various U.S. Government obligations, 0.88% - 4.00% due 2/28/30 - 11/15/31; valued at $61,200) (Demand 5/1/24)	60,000	60,000
Credit Agricole Corporate and Investment Bank, (5.40% (c), dated 12/12/23, due 5/7/24; proceeds $24,529; fully collateralized by various Corporate Bonds, 0.61% - 8.25% due 9/8/24 - 1/15/55; valued at $25,200) (Demand 5/1/24)	24,000	24,000
Credit Agricole Corporate and Investment Bank, (5.37%, dated 4/26/24, due 5/3/24; proceeds $20,021; fully collateralized by various Corporate Bonds, 0.85% - 9.00% due 10/30/24 - 4/15/53; valued at $21,001)	20,000	20,000
Credit Agricole Corporate and Investment Bank, (5.40% (c), dated 11/7/23, due 5/7/24; proceeds $11,300; fully collateralized by various Corporate Bonds, 0.98% - 7.39% due 5/1/25 - 6/1/54; valued at $11,550) (Demand 5/1/24)	11,000	11,000
Credit Agricole Corporate and Investment Bank, (5.37%, dated 4/25/24, due 5/1/24; proceeds $30,027; fully collateralized by various Corporate Bonds, 1.25% - 7.00% due 5/7/24 - 8/15/52; valued at $31,501)	30,000	30,000
ING Financial Markets LLC, (5.40%, dated 4/30/24, due 5/1/24; proceeds $20,003; fully collateralized by various Corporate Bonds, 2.44% - 7.00% due 9/1/24 - 8/12/61; valued at $21,001)	20,000	20,000
JP Morgan Clearing Corp., (5.52% (c), dated 8/1/23, due 5/7/24; proceeds $73,005; fully collateralized by various Corporate Bonds, 1.75% - 9.03% due 11/22/24 - 5/20/70 (d); valued at $74,244) (Demand 5/1/24)	70,000	70,000
JP Morgan Securities LLC, (5.74% (c), dated 12/18/23, due 9/13/24; proceeds $26,076; fully collateralized by various Corporate Bonds, 3.50% - 12.00% due 5/30/24 - 9/1/42; valued at $26,686) (Demand 5/1/24)	25,000	25,000
Mizuho Securities USA LLC, (5.64%, dated 3/21/24, due 6/12/24; proceeds $5,065; fully collateralized by a U.S. Government obligation, 1.75% due 1/15/34; valued at $5,100)	5,000	5,000
	Face Amount (000)	Value (000)
Mizuho Securities USA LLC, (5.44%, dated 4/30/24, due 5/1/24; proceeds $33,005; fully collateralized by various Common Stocks (d); valued at $34,650)	$33,000	$33,000
MUFG Securities Americas, Inc., (5.38%, dated 4/30/24, due 5/1/24; proceeds $15,002; fully collateralized by various Common Stocks (d); valued at $15,752)	15,000	15,000
MUFG Securities Americas, Inc., (5.38%, dated 4/30/24, due 5/1/24; proceeds $41,006; fully collateralized by various Common Stocks (d); valued at $43,056)	41,000	41,000
MUFG Securities Americas, Inc., (5.37%, dated 4/30/24, due 5/1/24; proceeds $40,006; fully collateralized by various Corporate Bonds, 2.30% - 6.70% due 5/15/25 - 3/26/34; valued at $42,007)	40,000	40,000
RBC Capital Markets LLC, (5.42%, dated 4/24/24, due 5/1/24; proceeds $18,019; fully collateralized by various Corporate Bonds, 2.95% - 7.00% due 3/25/25 - 8/15/47; valued at $18,901)	18,000	18,000
Societe Generale SA, (5.35%, dated 4/24/24, due 5/1/24; proceeds $90,094; fully collateralized by various Corporate Bonds, 0.63% - 8.50% due 6/25/24 - 7/15/64 (d); valued at $94,599)	90,000	90,000
Societe Generale SA, (5.47%, dated 4/30/24, due 5/1/24; proceeds $15,002; fully collateralized by various Corporate Bonds, 6.00% - 8.75% due 4/1/27 - 1/15/30; valued at $15,903)	15,000	15,000
TD Securities USA LLC, (5.39%, dated 4/30/24, due 5/1/24; proceeds $76,011; fully collateralized by various Corporate Bonds, 1.83% - 8.75% due 4/7/25 - 5/12/61; valued at $79,800)	76,000	76,000
TD Securities USA LLC, (5.42% (c), dated 3/27/24, due 5/7/24; proceeds $33,204; fully collateralized by various Corporate Bonds, 4.58% - 6.69% due 12/10/25 - 9/13/34; valued at $34,651) (Demand 5/1/24)	33,000	33,000
Wells Fargo Securities LLC, (5.65%, dated 3/13/24, due 6/11/24; proceeds $40,565; fully collateralized by various Corporate Bonds, 2.50% - 6.70% due 9/10/24 - 3/17/62; valued at $42,000)	40,000	40,000
Total Repurchase Agreements (Cost $1,086,000)		1,086,000
Time Deposits (8.6%)
International Banks (8.6%)
Canadian Imperial Bank of Commerce
5.31%, 5/1/24	105,000	105,000
DNB Bank ASA (New York Branch)
5.30%, 5/1/24	1,000	1,000
Mizuho Bank Ltd.
5.32%, 5/1/24	79,000	79,000
National Bank of Canada (Montreal Branch)
5.31%, 5/1/24	5,000	5,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Skandinaviska Enskilda Banken AB
5.31%, 5/1/24	$5,000	$5,000
Svenska Handelsbanken AB (New York Branch)
5.30%, 5/1/24	10,000	10,000
Total Time Deposits (Cost $205,000)		205,000
Total Investments (96.4%) (Cost $2,284,349) (e)		2,284,349
Other Assets in Excess of Liabilities (3.6%)		85,580
Net Assets (100.0%)		$2,369,929

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2024.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	47.5%
Commercial Paper	21.7
Floating Rate Notes	9.4
Time Deposits	9.0
Certificates of Deposit	8.4
Other*	4.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (11.4%)
Domestic Banks (4.2%)
Bank of America NA,
5.24%, 3/3/25	$95,000	$94,725
5.75%, 11/19/24	40,000	40,020
5.92%, 8/9/24	100,000	100,072
5.95%, 8/5/24	45,000	45,034
6.00%, 9/23/24	75,000	75,103
Citibank NA
5.92%, 6/21/24 - 7/30/24	275,000	275,190
		630,144
International Banks (7.2%)
Bank of Montreal
5.40%, 4/28/25	48,000	47,921
Bank of Nova Scotia
5.90%, 6/24/24	115,000	115,061
BNP Paribas SA
5.88%, 6/21/24	85,000	85,042
Cooperatieve Rabobank UA
5.90%, 8/14/24	30,000	30,029
Natixis SA
5.94%, 6/14/24	80,000	80,038
Svenska Handelsbanken AB,
5.27%, 3/24/25	85,000	84,751
5.39%, 3/19/25	51,000	50,916
5.42%, 4/9/25	25,000	24,963
5.51%, 12/3/24	168,000	167,884
5.56%, 12/11/24	90,000	89,965
5.89%, 7/24/24	25,000	25,021
5.91%, 7/16/24	100,000	100,082
Toronto-Dominion Bank
5.88%, 6/14/24	65,000	65,028
6.00%, 9/20/24	100,000	100,132
		1,066,833
Total Certificates of Deposit (Cost $1,697,016)		1,696,977
Commercial Paper (a) (21.1%)
Asset-Backed Diversified Financial Services (4.1%)
Atlantic Asset Securitization LLC,
5.88%, 6/17/24 - 6/20/24	135,000	134,007
5.91%, 7/17/24	60,000	59,295
CDP Financial, Inc.
5.33%, 5/1/24	40,000	39,994
Fairway Finance Co. LLC
5.90%, 7/16/24	50,000	49,423
LMA Americas LLC,
5.44%, 12/10/24	10,000	9,666
5.91%, 7/16/24	25,000	24,712
Old Line Funding LLC
5.48%, 6/21/24	95,000	94,256
	Face Amount (000)	Value (000)
Podium Funding Trust,
5.39%, 11/14/24	$60,000	$58,210
5.41%, 12/13/24	13,000	12,555
5.74%, 6/17/24	35,000	34,750
Starbird Funding Corp.
5.93%, 7/12/24 (b)	50,000	49,455
Versailles Commercial Paper LLC
5.92%, 7/2/24	45,000	44,574
		610,897
Automobiles (2.7%)
Toyota Credit Canada, Inc.,
5.57%, 9/26/24	45,000	44,005
5.97%, 7/10/24	50,000	49,470
Toyota Credit de Puerto Rico Corp.,
5.41%, 10/4/24	35,000	34,177
5.96%, 5/6/24	20,000	19,982
Toyota Finance Australia
5.49%, 8/22/24	170,000	167,133
Toyota Motor Credit Corp.,
5.90%, 6/14/24	30,000	29,801
5.91%, 6/28/24	60,000	59,478
		404,046
Automobiles Manufacturing (0.2%)
Volvo Treasury North America LP
5.42%, 6/18/24 (b)	25,000	24,810
Diversified Financial Services (0.3%)
CDP Financial, Inc.
5.58%, 12/9/24	50,000	48,352
Domestic Banks (4.1%)
ABN Amro Funding USA LLC,
5.70%, 5/28/24 (b)	25,000	24,895
5.70%, 5/29/24	45,000	44,804
Bank of America Securities, Inc.
5.56%, 12/3/24	25,000	24,186
ING U.S. Funding LLC,
5.36%, 11/15/24	150,000	145,533
5.41%, 11/22/24	175,000	169,609
5.43%, 12/23/24 (b)	150,000	144,698
5.44%, 12/16/24	60,000	57,941
		611,666
Health Care Services (0.9%)
UnitedHealth Group, Inc.
5.33%, 5/1/24	125,000	124,982
Insurance (1.5%)
MetLife Short Term Funding LLC
5.75%, 5/17/24 - 6/5/24	180,545	179,901
Pricoa Short Term Funding LLC
5.53%, 10/15/24	45,000	43,866
		223,767

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (7.3%)
Australia & New Zealand Banking Group Ltd.,
5.89%, 8/2/24	$80,000	$78,896
5.90%, 7/15/24	90,000	88,994
Barclays Bank PLC
5.87%, 5/2/24 - 5/6/24 (b)	100,000	99,941
Cooperatieve Rabobank UA
5.89%, 6/10/24	70,000	69,579
DNB Bank ASA
5.90%, 6/13/24 - 7/16/24	185,000	183,395
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.30%, 5/1/24	73,000	72,989
Suncorp-Metway Ltd.,
5.57%, 10/21/24	25,000	24,357
5.58%, 10/28/24	25,000	24,333
5.60%, 6/4/24 - 6/5/24	92,000	91,514
5.73%, 5/29/24 (b)	22,000	21,905
Toronto Dominion Bank
5.94%, 7/18/24	75,000	74,121
Westpac Banking Corp.,
5.50%, 4/17/25	100,000	94,876
5.52%, 4/14/25	100,000	94,920
5.53%, 4/16/25	63,000	59,781
		1,079,601
Total Commercial Paper (Cost $3,128,705)		3,128,121
Corporate Bonds (0.5%)
International Banks (0.5%)
Banco Santander SA
2.71%, 6/27/24	3,300	3,285
Barclays Bank PLC
3.75%, 5/15/24	75,000	74,946
Svenska Handelsbanken AB
0.55%, 6/11/24 (b)	2,500	2,486
UBS AG London
0.70%, 8/9/24 (b)	1,373	1,354
Total Corporate Bonds (Cost $82,066)		82,071
Floating Rate Notes (c) (8.5%)
Asset-Backed Diversified Financial Services (3.3%)
Chariot Funding LLC,
SOFR + 0.25%, 5.57%, 9/18/24 - 9/25/24 (b)	490,000	490,013
Automobiles (0.5%)
Toyota Motor Credit Corp.,
SOFR + 0.50%, 5.82%, 12/9/24 (c)	75,000	75,137
Finance (0.8%)
Citigroup Global Markets, Inc.,
SOFR + 0.35%, 5.67%, 7/1/24 (b)	115,000	115,048
	Face Amount (000)	Value (000)
International Banks (3.9%)
Bank of Nova Scotia,
SOFR + 0.39%, 5.71%, 6/21/24	$50,000	$50,021
Barclays Bank PLC,
SOFR + 0.32%, 5.64%, 6/20/24 - 6/21/24	190,000	190,064
BPCE SA,
SOFR + 0.35%, 5.67%, 7/1/24 (b)	275,000	275,149
UBS AG London,
5.65%, 12/18/24 (b)	75,000	75,013
		590,247
Total Floating Rate Notes (Cost $1,270,000)		1,270,445
Repurchase Agreements (45.2%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,133 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 8/20/53; valued at $926,686)	650,000	650,000
ABN Amro Securities LLC, (5.47%, dated 4/30/24, due 5/1/24; proceeds $225,034; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 6/1/24 - 8/20/53, U.S. Government obligations, 0.75% - 6.50% due 10/15/25 - 5/15/51 and Corporate Bonds, 0.63% - 9.70% due 5/15/24 - 4/22/64; valued at $234,803)	225,000	225,000
Bank of America Securities, Inc., (5.82% (c), dated 10/27/23, due 10/28/24; proceeds $47,670; fully collateralized by various Common Stocks and Preferred Stocks; valued at $47,250) (Demand 5/1/24)	45,000	45,000
Bank of America Securities, Inc., (5.37%, dated 4/30/24, due 5/1/24; proceeds $175,026; fully collateralized by various Corporate Bonds, 1.00% - 7.34% due 5/13/24 - 5/15/77; valued at $183,751)	175,000	175,000
Bank of America Securities, Inc., (5.34%, dated 4/24/24, due 5/1/24; proceeds $90,093; fully collateralized by various Money Markets, 0.00% due 5/1/24 - 7/1/24; valued at $94,500)	90,000	90,000
Barclays Bank PLC, (5.40%, dated 4/30/24, due 5/1/24; proceeds $300,045; fully collateralized by various Common Stocks (d); valued at $315,047)	300,000	300,000
BMO Capital Markets Corp., (5.42%, dated 4/30/24, due 5/1/24; proceeds $25,004; fully collateralized by various U.S. Government agency securities, 4.75% due 12/1/28, a U.S. Government obligation, 4.00% due 2/15/34 and Corporate Bonds, 2.89% - 6.88% due 7/1/24 - 8/15/45; valued at $26,181)	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (5.59% (c), dated 5/16/22, due 5/7/24; proceeds $506,010; fully collateralized by various Corporate Bonds, 0.00% - 13.50% due 8/16/24 - 12/31/79 (d); valued at $482,106) (Demand 5/1/24)	$455,000	$455,000
BNP Paribas SA, (5.53% (c), dated 6/29/22, due 5/7/24; proceeds $77,290; fully collateralized by various Corporate Bonds, 2.25% - 11.00% due 2/15/28 - 12/31/79 (d); valued at $74,146) (Demand 5/1/24)	70,000	70,000
BNP Paribas SA, (5.52%, dated 4/30/24, due 5/1/24; proceeds $30,005; fully collateralized by various Corporate Bonds, 2.62% - 11.75% due 2/1/25 - 12/31/79 (d); valued at $31,798)	30,000	30,000
Citigroup Global Markets, Inc., (5.42% (c), dated 2/22/24, due 5/7/24; proceeds $343,839; fully collateralized by various U.S. Government obligations, 0.88% - 4.13% due 3/31/30 - 11/15/32; valued at $346,800) (Demand 5/1/24)	340,000	340,000
Credit Agricole Corporate and Investment Bank, (5.40% (c), dated 11/7/23, due 5/7/24; proceeds $91,430; fully collateralized by various Corporate Bonds, 0.61% - 7.50% due 5/16/24 - 6/1/54; valued at $93,450) (Demand 5/1/24)	89,000	89,000
Credit Agricole Corporate and Investment Bank, (5.40% (c), dated 12/12/23, due 5/7/24; proceeds $179,881; fully collateralized by various Corporate Bonds, 0.61% - 9.63% due 5/7/24 - 10/1/96; valued at $184,801) (Demand 5/1/24)	176,000	176,000
Credit Agricole Corporate and Investment Bank, (5.41% (c), dated 1/18/23, due 5/7/24; proceeds $107,138; fully collateralized by various Corporate Bonds, 0.78% - 8.75% due 7/5/24 - 6/1/54; valued at $105,001) (Demand 5/1/24)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (5.37%, dated 4/25/24, due 5/1/24; proceeds $110,098; fully collateralized by various Corporate Bonds, 0.86% - 8.20% due 4/23/25 - 6/1/54; valued at $115,501)	110,000	110,000
Credit Agricole Corporate and Investment Bank, (5.37%, dated 4/26/24, due 5/3/24; proceeds $40,042; fully collateralized by various Corporate Bonds, 2.13% - 2.70% due 8/16/29 - 8/14/30; valued at $42,001)	40,000	40,000
ING Financial Markets LLC, (5.40%, dated 4/30/24, due 5/1/24; proceeds $5,001; fully collateralized by various Corporate Bonds, 2.44% - 7.50% due 4/9/25 - 8/12/61; valued at $5,250)	5,000	5,000
JP Morgan Clearing Corp., (5.54% (c), dated 1/5/24, due 5/7/24; proceeds $91,704; fully collateralized by various Convertible Bonds, 0.00% - 3.75% due 3/15/26 - 3/15/30, Common Stocks and Preferred Stocks (d); valued at $96,216) (Demand 5/1/24)	90,000	90,000
	Face Amount (000)	Value (000)
JP Morgan Clearing Corp., (5.52% (c), dated 7/31/23, due 5/7/24; proceeds $109,524; fully collateralized by various Corporate Bonds, 0.01% - 11.75% due 8/1/24 - 2/8/72 (d); valued at $111,579) (Demand 5/1/24)	$105,000	$105,000
JP Morgan Securities LLC, (5.57% (c), dated 11/17/21, due 5/7/24; proceeds $210,818; fully collateralized by various Convertible Bonds, 0.00% - 3.75% due 3/15/26 - 3/15/30, Common Stocks and Preferred Stocks (d); valued at $197,512) (Demand 5/1/24)	185,000	185,000
JP Morgan Securities LLC, (5.77% (c), dated 1/5/23, due 7/29/24; proceeds $338,371; fully collateralized by various Corporate Bonds, 3.50% - 11.00% due 6/15/24 - 12/31/79 (d); valued at $330,180) (Demand 5/1/24)	310,000	310,000
Mizuho Securities USA LLC, (5.64%, dated 3/21/24, due 6/12/24; proceeds $35,455; fully collateralized by a U.S. Government obligation, 0.38% due 12/31/25; valued at $35,700)	35,000	35,000
Mizuho Securities USA LLC, (5.44%, dated 4/30/24, due 5/1/24; proceeds $217,033; fully collateralized by various Common Stocks (d); valued at $227,850)	217,000	217,000
MUFG Securities Americas, Inc., (5.38%, dated 4/30/24, due 5/1/24; proceeds $85,013; fully collateralized by various Common Stocks (d); valued at $89,263)	85,000	85,000
MUFG Securities Americas, Inc., (5.37%, dated 4/30/24, due 5/1/24; proceeds $220,033; fully collateralized by various Corporate Bonds, 1.16% - 8.74% due 1/28/25 - 12/31/79 (d); valued at $231,035)	220,000	220,000
MUFG Securities Americas, Inc., (5.38%, dated 4/30/24, due 5/1/24; proceeds $309,046; fully collateralized by various U.S. Government obligation, 0.00% - 4.75% due 5/15/24 - 2/29/28 and Common Stocks (d); valued at $324,496)	309,000	309,000
MUFG Securities Americas, Inc., (5.37%, dated 4/30/24, due 5/1/24; proceeds $127,019; fully collateralized by various U.S. Government obligations, 0.25% - 2.88% due 8/31/25 - 11/30/25 and Corporate Bonds, 0.48% - 8.75% due 11/15/24 - 11/15/53 (d); valued at $133,370)	127,000	127,000
RBC Capital Markets LLC, (5.42%, dated 4/24/24, due 5/1/24; proceeds $432,455; fully collateralized by a U.S. Government agency security, 5.50% due 7/1/53 and various Corporate Bonds, 0.85% - 9.00% due 5/6/24 - 1/15/87 (d); valued at $453,359)	432,000	432,000
Societe Generale SA, (5.35%, dated 4/24/24, due 5/1/24; proceeds $420,437; fully collateralized by various Corporate Bonds, 0.00% - 7.85% due 6/25/24 - 11/1/63 (d); valued at $441,459)	420,000	420,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale SA, (5.47%, dated 4/30/24, due 5/1/24; proceeds $255,039; fully collateralized by various Corporate Bonds, 2.40% - 13.38% due 5/15/24 - 12/31/79 (d); valued at $270,104)	$255,000	$255,000
TD Securities USA LLC, (5.42% (c), dated 3/27/24, due 5/7/24; proceeds $218,339; fully collateralized by various Corporate Bonds, 2.38% - 7.12% due 1/28/25 - 7/24/48; valued at $227,851) (Demand 5/1/24)	217,000	217,000
TD Securities USA LLC, (5.39%, dated 4/30/24, due 5/1/24; proceeds $275,041; fully collateralized by various Corporate Bonds, 3.06% - 6.63% due 6/10/24 - 3/1/52; valued at $288,751)	275,000	275,000
Wells Fargo Securities LLC, (5.65%, dated 3/13/24, due 6/11/24; proceeds $272,800; fully collateralized by various Corporate Bonds, 0.98% - 9.35% due 5/28/24 - 12/31/79 (d); valued at $282,450)	269,000	269,000
Wells Fargo Securities LLC, (Interest in $4,650,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,650,687 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/54; valued at $4,789,500)	230,000	230,000
Total Repurchase Agreements (Cost $6,706,000)		6,706,000
Time Deposits (9.9%)
International Banks (9.9%)
Canadian Imperial Bank of Commerce
5.31%, 5/1/24	195,000	195,000
DNB Bank ASA (New York Branch)
5.30%, 5/1/24	448,000	448,000
Mizuho Bank Ltd.
5.32%, 5/1/24	490,000	490,000
National Bank of Canada (Montreal Branch)
5.31%, 5/1/24	163,000	163,000
Skandinaviska Enskilda Banken AB
5.31%, 5/1/24	95,000	95,000
Svenska Handelsbanken AB (New York)
5.30%, 5/1/24	75,000	75,000
Total Time Deposits (Cost $1,466,000)		1,466,000
Total Investments (96.6%) (Cost $14,349,787) (e)		14,349,614
Other Assets in Excess of Liabilities (3.4%)		500,758
Net Assets (100.0%)		$14,850,372

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2024.

(e)  At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,771,823,000 and the aggregate gross unrealized depreciation is approximately $1,944,838,000, resulting in net unrealized depreciation of approximately $173,015,000.

‡  Amount is less than 0.05%.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	46.7%
Commercial Paper	21.8
Certificates of Deposit	11.8
Time Deposits	10.2
Floating Rate Notes	8.9
Other*	0.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (68.4%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,133 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 8/20/53; valued at $926,686)	$110,000	$110,000
Bank of America NA, (5.40%, dated 4/30/24, due 4/30/25; proceeds $105,475; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 4/1/42 - 1/1/51; valued at $103,000)	100,000	100,000
Bank of America NA, (5.40%, dated 4/25/24, due 3/31/25; proceeds $210,200; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 5/1/40 - 5/1/51; valued at $206,000)	200,000	200,000
Bank of America NA, (5.37%, dated 4/23/24, due 3/31/25; proceeds $262,754; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 1/1/42 - 6/1/47; valued at $257,500)	250,000	250,000
Bank of America NA, (5.41%, dated 4/19/24, due 10/15/24; proceeds $102,690; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 1/1/45 - 4/1/46; valued at $103,000)	100,000	100,000
Bank of America NA, (5.55%, dated 11/28/23, due 5/28/24; proceeds $102,806; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 4/1/42 - 2/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (5.41%, dated 4/22/24, due 10/15/24; proceeds $102,645; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 5/1/42 - 9/1/46; valued at $103,000)	100,000	100,000
Bank of America NA, (5.32%, dated 4/30/24, due 5/1/24; proceeds $550,081; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 3/1/35 - 5/1/49; valued at $566,500)	550,000	550,000
Bank of America NA, (5.39%, dated 12/8/23, due 9/10/24; proceeds $104,147; fully collateralized by various U.S. Government agency securities, 3.50% due 5/1/42 - 8/1/45; valued at $103,000)	100,000	100,000
Bank of America Securities, Inc., (5.32%, dated 4/30/24, due 5/1/24; proceeds $635,094; fully collateralized by a U.S. Government obligation, 4.88% due 10/31/28; valued at $647,700)	635,000	635,000
Bank of America Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 5/31/27 - 11/15/37; valued at $816,000)	800,000	800,000
	Face Amount (000)	Value (000)
Bank of America Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 1/15/26 - 8/15/44; valued at $306,000)	$300,000	$300,000
Bank of America Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by various U.S. Government obligations, 0.00% - 3.87% due 1/15/26 - 5/15/52; valued at $306,000)	300,000	300,000
Bank of America Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $1,125,166; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 8/15/26 - 11/15/52; valued at $1,147,500)	1,125,000	1,125,000
Bank of America Securities, Inc., (5.30%, dated 4/30/24, due 5/1/24; proceeds $352,052; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 8/15/26 - 5/15/49; valued at $359,040)	352,000	352,000
Bank of America Securities, Inc., (5.33%, dated 3/21/24, due 5/2/24; proceeds $503,109; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/30/28 - 5/15/50; valued at $510,000)	500,000	500,000
Bank of Montreal, (5.39%, dated 3/21/24, due 5/2/24; proceeds $251,572; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 2/25/31 - 3/20/73; valued at $262,500)	250,000	250,000
Bank of Montreal, (5.31%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by various U.S. Government obligations, 0.38% - 1.13% due 4/30/25 - 8/31/28; valued at $102,000)	100,000	100,000
Bank of Nova Scotia, (5.31%, dated 4/30/24, due 5/1/24; proceeds $1,360,201; fully collateralized by various U.S. Government obligations, 0.13% - 6.38% due 7/15/24 - 2/15/54; valued at $1,387,200)	1,360,000	1,360,000
Barclays Bank PLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by a U.S. Government obligation, 1.25% due 8/15/31; valued at $306,045)	300,000	300,000
Barclays Bank PLC, (5.40% (a), dated 3/6/19, due 5/7/24; proceeds $256,670; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 1/20/42 - 4/20/54; valued at $206,927) (Demand 5/1/24)	200,000	200,000
Barclays Bank PLC, (5.45% (a), dated 4/24/24, due 6/4/24; proceeds $402,483; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 4/20/46 - 4/15/59; valued at $412,437) (Demand 5/1/24)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Barclays Bank PLC, (5.40% (a), dated 2/20/20, due 5/7/24; proceeds $123,070; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 8/15/42 - 1/20/54; valued at $103,464) (Demand 5/1/24)	$100,000	$100,000
BMO Capital Markets Corp., (5.38%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government agency securities, 0.00% - 10.15% due 6/25/24 - 2/20/74; valued at $262,500)	250,000	250,000
BMO Capital Markets Corp., (5.39%, dated 3/21/24, due 5/2/24; proceeds $402,515; fully collateralized by various U.S. Government agency securities, 0.00% - 10.84% due 6/25/24 - 2/20/74; valued at $420,000)	400,000	400,000
BMO Capital Markets Corp., (5.33%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government agency securities, 3.00% - 9.94% due 1/1/25 - 6/15/65 and a U.S. Government obligation, 2.00% due 11/15/26; valued at $257,426)	250,000	250,000
BMO Capital Markets Corp., (5.34%, dated 3/21/24, due 5/2/24; proceeds $603,738; fully collateralized by various U.S. Government agency securities, 4.26% - 9.94% due 1/1/25 - 4/25/49 and U.S. Government obligations, 0.00% - 4.50% due 9/26/24 - 3/31/26; valued at $617,971)	600,000	600,000
BMO Harris Bank NA, (5.32%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government agency securities, 0.93% - 4.00% due 10/1/27 - 9/1/51; valued at $266,188)	250,000	250,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,081 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/20/64; valued at $565,272)	210,000	210,000
BNP Paribas SA, (5.52% (a), dated 9/2/20, due 6/4/24; proceeds $121,022; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 11/1/29 - 3/20/54 and U.S. Government obligations, 0.00% - 4.63% due 7/11/24 - 5/15/34; valued at $104,198) (Demand 5/1/24)	100,000	100,000
BNP Paribas SA, (5.52% (a), dated 3/23/21, due 7/1/24; proceeds $118,339; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 5/1/29 - 3/25/61 and U.S. Government obligations, 0.00% - 2.13% due 3/15/25 - 2/15/50; valued at $103,032) (Demand 5/1/24)	100,000	100,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (5.52% (a), dated 4/8/20, due 6/4/24; proceeds $369,828; fully collateralized by various U.S. Government agency securities, 0.00% - 7.03% due 2/25/27 - 3/20/54 and U.S. Government obligations, 0.00% - 4.63% due 5/23/24 - 2/15/53; valued at $311,016) (Demand 5/1/24)	$300,000	$300,000
BNP Paribas SA, (5.52% (a), dated 5/6/22, due 7/1/24; proceeds $448,269; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 5/15/26 - 11/20/72 and U.S. Government obligations, 0.00% - 1.88% due 3/15/25 - 2/15/51; valued at $414,496) (Demand 5/1/24)	400,000	400,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 5.31%, dated 4/30/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,162 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/53; valued at $1,122,000)	700,000	700,000
BNP Paribas SA, (5.45% (a), dated 2/28/24, due 2/28/25; proceeds $1,055,408; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/16/24 - 11/15/53; valued at $1,020,000) (Demand 5/1/24)	1,000,000	1,000,000
BNP Paribas SA, (5.46% (a), dated 2/5/24, due 2/5/25; proceeds $633,306; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 7/31/24 - 8/15/53; valued at $612,000) (Demand 5/1/24)	600,000	600,000
BNP Paribas SA, (5.45% (a), dated 2/13/24, due 2/13/25; proceeds $633,245; fully collateralized by various U.S. Government obligations, 0.00% - 5.45% due 5/16/24 - 8/15/51; valued at $612,000) (Demand 5/1/24)	600,000	600,000
BNP Paribas SA, (5.40% (a), dated 1/25/24, due 7/24/24; proceeds $1,027,150; fully collateralized by various U.S. Government obligations, 0.00% - 5.53% due 5/15/24 - 8/15/50; valued at $1,020,000) (Demand 5/1/24)	1,000,000	1,000,000
BNP Paribas SA, (5.45% (a), dated 4/23/24, due 4/23/25; proceeds $1,055,257; fully collateralized by various U.S. Government obligations, 0.00% - 5.53% due 5/7/24 - 11/15/53; valued at $1,020,000) (Demand 5/1/24)	1,000,000	1,000,000
BNP Paribas SA, (5.31%, dated 4/30/24, due 5/1/24; proceeds $50,007; fully collateralized by various U.S. Government obligations, 0.00% - 5.57% due 11/30/25 - 8/15/51; valued at $51,000)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (5.45% (a), dated 2/21/24, due 2/21/25; proceeds $949,868; fully collateralized by various U.S. Government obligations, 0.00% - 5.57% due 6/6/24 - 2/15/53; valued at $918,000) (Demand 5/1/24)	$900,000	$900,000
BNP Paribas SA, (5.44% (a), dated 3/18/24, due 3/18/25; proceeds $949,640; fully collateralized by various U.S. Government obligations, 0.00% - 6.75% due 5/16/24 - 8/15/53; valued at $918,000) (Demand 5/1/24)	900,000	900,000
BNP Paribas SA, (5.45%, dated 11/14/23, due 5/13/24; proceeds $667,811; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 5/23/24 - 11/15/52; valued at $663,000) (Demand 5/7/24)	650,000	650,000
BNP Paribas SA, (5.31%, dated 4/30/24, due 5/1/24; proceeds $60,009; fully collateralized by various U.S. Government obligations, 2.88% - 4.88% due 4/30/26 - 5/15/32; valued at $61,200)	60,000	60,000
Canadian Imperial Bank of Commerce, (5.31%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 7/31/24 - 11/15/53; valued at $255,000)	250,000	250,000
Citibank NA, (5.33%, dated 4/24/24, due 5/1/24; proceeds $500,518; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 6/20/24 - 12/15/65; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (5.33%, dated 4/24/24, due 5/1/24; proceeds $1,501,555; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 7/15/52 - 12/20/52; valued at $1,545,001)	1,500,000	1,500,000
Citigroup Global Markets, Inc., (5.33%, dated 4/25/24, due 5/2/24; proceeds $1,001,036; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 11/20/52 - 4/20/53; valued at $1,030,001)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (5.38%, dated 4/9/24, due 7/9/24; proceeds $101,360; fully collateralized by various U.S. Government agency securities, 4.00% - 6.00% due 10/1/52; valued at $103,001)	100,000	100,000
Citigroup Global Markets, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $628,093; fully collateralized by various U.S. Government obligations, 0.00% due 6/27/24 - 7/31/25; valued at $640,560)	628,000	628,000
Citigroup Global Markets, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $500,074; fully collateralized by various U.S. Government obligations, 0.75% - 4.38% due 6/30/28 - 8/31/28; valued at $510,000)	500,000	500,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (5.32%, dated 4/30/24, due 5/7/24; proceeds $800,828; fully collateralized by various U.S. Government obligations, 0.75% - 4.63% due 7/15/28 - 9/30/28; valued at $816,000)	$800,000	$800,000
Citigroup Global Markets, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 1.00% - 4.63% due 7/31/28 - 10/15/28; valued at $816,000)	800,000	800,000
Citigroup Global Markets, Inc., (5.32%, dated 4/25/24, due 5/2/24; proceeds $800,828; fully collateralized by various U.S. Government obligations, 1.13% - 4.88% due 8/15/28 - 10/31/28; valued at $816,000)	800,000	800,000
Credit Agricole Corporate and Investment Bank, (5.31%, dated 4/30/24, due 5/1/24; proceeds $1,450,214; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/15/24 - 11/15/52; valued at $1,479,000)	1,450,000	1,450,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 5.31%, dated 4/30/24 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,044 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/30; valued at $306,000)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (5.31%, dated 4/30/24, due 5/1/24; proceeds $80,012; fully collateralized by various U.S. Government obligations, 0.88% - 1.50% due 8/15/26 - 11/15/30; valued at $81,600)	80,000	80,000
Daiwa Capital Markets America, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $1,000,148; fully collateralized by various U.S. Government agency securities, 1.50% - 8.00% due 4/8/27 - 5/1/54 and U.S. Government obligations, 0.00% - 4.63% due 5/2/24 - 5/15/52; valued at $1,029,398)	1,000,000	1,000,000
Daiwa Capital Markets America, Inc., (5.32%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by various U.S. Government obligations, 0.13% - 4.63% due 7/31/24 - 8/15/53; valued at $306,045)	300,000	300,000
Deutsche Bank Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $125,019; fully collateralized by a U.S. Government obligation, 2.13% due 4/15/29; valued at $127,500)	125,000	125,000
Deutsche Bank Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $1,600,236; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 10/31/24 - 2/15/39; valued at $1,632,000)	1,600,000	1,600,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $500,074; fully collateralized by various U.S. Government obligations, 0.25% - 4.88% due 10/31/25 - 8/15/33; valued at $510,000)	$500,000	$500,000
Deutsche Bank Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 0.38% - 4.38% due 1/31/25 - 5/15/32; valued at $816,000)	800,000	800,000
Deutsche Bank Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 0.38% - 4.38% due 12/31/25 - 7/31/29; valued at $816,000)	800,000	800,000
Federal Reserve Bank of New York, (5.30%, dated 4/30/24, due 5/1/24; proceeds $8,101,193; fully collateralized by various U.S. Government obligations, 0.38% - 3.13% due 8/15/24 - 2/15/31; valued at $8,101,193)	8,100,000	8,100,000
Fixed Income Clearing Corp., (5.33%, dated 4/30/24, due 5/1/24; proceeds $1,200,178; fully collateralized by a U.S. Government obligation, 4.88% due 4/30/26; valued at $1,224,000)	1,200,000	1,200,000
Fixed Income Clearing Corp., (5.32%, dated 4/30/24, due 5/1/24; proceeds $3,860,570; fully collateralized by various U.S. Government agency securities, 1.50% - 8.00% due 5/1/27 - 6/1/62; valued at $3,937,201)	3,860,000	3,860,000
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $4,300,634; fully collateralized by various U.S. Government obligations, 0.25% - 4.75% due 7/31/25 - 3/31/29; valued at $4,386,647)	4,300,000	4,300,000
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $3,300,487; fully collateralized by various U.S. Government obligations, 0.63% - 4.38% due 5/15/41 - 8/15/43; valued at $3,366,000)	3,300,000	3,300,000
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $1,600,236; fully collateralized by various U.S. Government obligations, 3.38% - 4.13% due 9/30/27 - 8/15/53; valued at $1,632,000)	1,600,000	1,600,000
Fixed Income Clearing Corp., (5.32%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 4.00% - 4.75% due 11/15/52 - 11/15/53; valued at $816,000)	800,000	800,000
ING Financial Markets LLC, (5.33%, dated 4/30/24, due 5/1/24; proceeds $550,081; fully collateralized by various U.S. Government agency securities, 1.50% - 6.75% due 10/1/30 - 5/1/58; valued at $566,500)	550,000	550,000
ING Financial Markets LLC, (5.32%, dated 4/24/24, due 5/1/24; proceeds $150,155; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 6/25/24 - 8/15/50; valued at $153,000)	150,000	150,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by various U.S. Government obligations, 0.25% - 5.25% due 4/30/25 - 11/15/53; valued at $306,000)	$300,000	$300,000
JP Morgan Securities LLC, (5.46% (a), dated 9/27/23, due 7/30/24; proceeds $1,046,562; fully collateralized by various U.S. Government agency securities, 0.00% - 11.72% due 4/25/25 - 6/16/65; valued at $1,054,773) (Demand 5/1/24)	1,000,000	1,000,000
JP Morgan Securities LLC, (5.48% (a), dated 4/28/22, due 7/30/24; proceeds $337,629; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 2/25/27 - 6/16/64; valued at $316,437) (Demand 5/1/24)	300,000	300,000
JP Morgan Securities LLC, (5.48% (a), dated 8/17/21, due 7/30/24; proceeds $1,309,608; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 5/25/26 - 7/16/65; valued at $1,186,639) (Demand 5/1/24)	1,125,000	1,125,000
JP Morgan Securities LLC, (5.48% (a), dated 5/23/22, due 7/30/24; proceeds $560,813; fully collateralized by various U.S. Government agency securities, 0.00% - 7.79% due 11/25/24 - 2/16/66; valued at $527,395) (Demand 5/1/24)	500,000	500,000
JP Morgan Securities LLC, (5.48% (a), dated 6/1/22, due 7/30/24; proceeds $560,128; fully collateralized by various U.S. Government agency securities, 0.00% - 7.94% due 9/25/24 - 7/16/64; valued at $527,395) (Demand 5/1/24)	500,000	500,000
JP Morgan Securities LLC, (5.32%, dated 4/30/24, due 5/1/24; proceeds $6,350,938; fully collateralized by various U.S. Government agency securities, 1.50% - 8.00% due 6/6/33 - 6/15/65; valued at $6,541,358)	6,350,000	6,350,000
JP Morgan Securities LLC, (5.33%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government agency securities, 1.95% - 8.00% due 2/20/26 - 2/15/66; valued at $205,191)	200,000	200,000
JP Morgan Securities LLC, (5.33%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 5/1/31 - 8/1/58; valued at $206,030)	200,000	200,000
JP Morgan Securities LLC, (5.33%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 5/20/27 - 4/1/54; valued at $206,030)	200,000	200,000
JP Morgan Securities LLC, (5.33%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 2/20/36 - 1/20/62; valued at $103,015)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $4,943,729; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 7/31/24 - 1/31/29; valued at $5,042,604)	$4,943,000	$4,943,000
Mizuho Securities USA LLC, (5.45% (a), dated 4/23/24, due 6/4/24; proceeds $1,006,358; fully collateralized by various U.S. Government agency securities, 0.00% - 15.94% due 2/25/25 - 11/1/53; valued at $1,050,000) (Demand 5/1/24)	1,000,000	1,000,000
Mizuho Securities USA LLC, (5.44% (a), dated 4/25/24, due 5/2/24; proceeds $250,264; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 8/15/30 - 8/25/61 and a U.S. Government obligation, 1.00% due 7/31/28; valued at $260,205) (Demand 5/1/24)	250,000	250,000
MUFG Securities (Canada) Ltd., (5.33%, dated 4/24/24, due 5/1/24; proceeds $425,440; fully collateralized by various U.S. Government agency securities, 0.40% - 6.50% due 6/14/24 - 3/1/54 and U.S. Government obligations, 0.25% - 6.38% due 5/31/25 - 8/15/53; valued at $437,364)	425,000	425,000
MUFG Securities (Canada) Ltd., (5.32%, dated 4/30/24, due 5/1/24; proceeds $425,063; fully collateralized by various U.S. Government agency securities, 0.40% - 7.00% due 6/14/24 - 1/20/72 and U.S. Government obligations, 0.00% - 4.75% due 6/25/24 - 2/15/54; valued at $437,334)	425,000	425,000
MUFG Securities Americas, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 11/1/25 - 1/1/52 and U.S. Government obligations, 0.00% - 4.38% due 5/9/24 - 5/15/46; valued at $102,015)	100,000	100,000
MUFG Securities Americas, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/28 - 5/15/43; valued at $255,038)	250,000	250,000
Natixis SA, (Interest in $500,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which Natixis SA, will repurchase the securities provided as collateral for $500,074 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $511,368)	500,000	500,000
Natixis SA, (5.33%, dated 3/21/24, due 5/2/24; proceeds $3,018,655; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 4/1/28 - 4/1/56 and U.S. Government obligations, 0.25% - 5.00% due 5/15/24 - 2/15/53; valued at $3,081,256)	3,000,000	3,000,000
	Face Amount (000)	Value (000)
Natixis SA, (5.37% (a), dated 12/8/21, due 5/7/24; proceeds $84,856; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 8/1/28 - 4/1/56 and U.S. Government obligations, 0.00% - 4.88% due 6/13/24 - 11/15/53; valued at $76,716) (Demand 5/1/24)	$75,000	$75,000
Natixis SA, (5.33%, dated 4/23/24, due 6/12/24; proceeds $503,701; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 8/1/28 - 4/1/56 and U.S. Government obligations, 0.13% - 4.38% due 4/15/25 - 2/15/53; valued at $513,245) (Demand 5/7/24)	500,000	500,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 5.31%, dated 4/30/24 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,266 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/54; valued at $1,836,000)	300,000	300,000
Natixis SA, (5.31%, dated 4/30/24, due 5/1/24; proceeds $700,103; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/31/24 - 11/15/53; valued at $714,000)	700,000	700,000
NatWest Markets Securities, Inc., (5.33%, dated 4/25/24, due 5/2/24; proceeds $250,259; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 1/1/47 - 8/1/53; valued at $257,767)	250,000	250,000
NatWest Markets Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $150,022; fully collateralized by various U.S. Government obligations, 4.13% - 4.50% due 3/31/26 - 3/31/31; valued at $153,023)	150,000	150,000
Nomura Securities, (5.32%, dated 4/30/24, due 5/1/24; proceeds $1,790,265; fully collateralized by various U.S. Government agency securities, 0.00% - 5.57% due 2/18/25 - 6/1/57 and U.S. Government obligations, 0.00% due 8/15/27 - 2/15/54; valued at $1,826,203)	1,790,000	1,790,000
Norinchukin Bank , (5.32%, dated 4/30/24, due 5/1/24; proceeds $150,022; fully collateralized by a U.S. Government obligation, 3.50% due 4/30/28; valued at $153,001)	150,000	150,000
Norinchukin Bank , (5.34%, dated 4/25/24, due 5/2/24; proceeds $617,641; fully collateralized by various U.S. Government obligations, 1.88% - 3.50% due 4/30/28 - 5/15/33; valued at $629,339)	617,000	617,000
Northwestern Mutual Life Insurance Company, (5.34%, dated 4/30/24, due 5/1/24; proceeds $800,119; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 9/1/42 - 3/1/53; valued at $824,000)	800,000	800,000
The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Prudential Legacy Insurance Company of New Jersey, (5.33%, dated 4/30/24, due 5/1/24; proceeds $610,500; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 11/15/37 - 11/15/53; valued at $622,618)	$610,409	$610,409
RBC Dominion Securities, (5.31%, dated 4/30/24, due 5/1/24; proceeds $250,037; fully collateralized by various U.S. Government obligations, 0.75% - 3.88% due 1/15/28 - 2/15/45; valued at $255,000)	250,000	250,000
Royal Bank of Canada, (5.33% (a), dated 3/21/24, due 5/2/24; proceeds $3,018,655; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 12/1/37 - 4/1/54 and U.S. Government obligations, 0.50% - 7.63% due 2/15/25 - 8/15/52; valued at $3,064,296) (Demand 5/2/24)	3,000,000	3,000,000
Royal Bank of Canada, (5.47% (a), dated 11/14/23, due 5/23/24; proceeds $1,029,021; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 1/1/27 - 9/1/62; valued at $1,030,000) (Demand 5/7/24)	1,000,000	1,000,000
Royal Bank of Canada, (5.02% (a), dated 3/21/24, due 2/28/25; proceeds $1,047,969; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 7/1/32 - 1/1/58; valued at $1,030,000) (Demand 5/7/24)	1,000,000	1,000,000
Santander U.S. Capital Markets LLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/15/24 - 5/15/30; valued at $204,000)	200,000	200,000
Societe Generale SA, (5.32%, dated 4/30/24, due 5/1/24; proceeds $1,250,184; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 2/15/42 - 2/15/54; valued at $1,275,188)	1,250,000	1,250,000
Societe Generale SA, (5.30%, dated 4/30/24, due 5/1/24; proceeds $478,070; fully collateralized by various U.S. Government obligations, 1.38% - 3.00% due 11/15/40 - 8/15/52; valued at $487,632)	478,000	478,000
Sumitomo Mitsui Banking Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $2,050,302; fully collateralized by various U.S. Government obligations, 0.63% - 4.75% due 5/31/24 - 8/15/45; valued at $2,091,308)	2,050,000	2,050,000
TD Securities USA LLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $800,118; fully collateralized by various U.S. Government obligations, 1.50% - 4.75% due 8/15/26 - 11/15/53; valued at $816,000)	800,000	800,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $4,650,000 joint repurchase agreement, 5.32%, dated 4/30/24 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,650,687 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/54; valued at $4,789,500)	$4,260,000	$4,260,000
Total Repurchase Agreements (Cost $98,243,409)		98,243,409
U.S. Agency Securities (12.9%)
Federal Farm Credit Bank,
4.63%, 1/27/25	170,925	170,744
4.75%, 1/24/25 - 2/28/25	361,560	361,387
4.88%, 1/17/25 - 2/21/25	596,425	596,031
5.00%, 1/7/25 - 3/6/25	352,925	352,844
5.25%, 12/13/24	233,000	232,983
5.30%, 11/14/24 (b)	95,000	92,385
SOFR + 0.05%, 5.37%, 6/20/25 (a)	239,000	239,000
SOFR + 0.08%, 5.40%, 12/12/25 (a)	96,000	96,000
SOFR + 0.10%, 5.42%, 2/25/26 (a)	459,000	459,000
SOFR + 0.11%, 5.43%, 1/8/26 (a)	315,000	315,000
SOFR + 0.14%, 5.46%, 2/12/26 (a)	476,000	476,000
SOFR + 0.15%, 5.47%, 2/14/25 - 1/12/26 (a)	817,580	817,580
SOFR + 0.16%, 5.48%, 5/2/25 - 1/23/26 (a)	772,015	772,015
SOFR + 0.17%, 5.49%, 7/28/25 - 1/9/26 (a)	1,193,200	1,193,200
5.50%, 9/20/24 (b)	76,900	75,320
SOFR + 0.19%, 5.51%, 6/20/25 (a)	369,754	369,754
SOFR + 0.20%, 5.52%, 12/5/24 - 6/9/25 (a)	679,100	679,100
Federal Home Loan Bank,
4.78%, 1/17/25 (b)	192,000	185,652
4.80%, 1/28/25 (b)	238,000	229,764
4.84%, 1/3/25	238,000	237,965
4.85%, 1/17/25	237,000	236,960
4.85%, 1/27/25 (b)	236,000	227,775
4.86%, 1/23/25 (b)	377,000	364,012
4.91%, 11/7/24 (b)	239,000	233,040
4.92%, 11/15/24 (b)	907,000	883,479
4.95%, 2/3/25 (b)	476,000	458,650
4.97%, 2/20/25 (b)	245,000	235,484
5.00%, 2/10/25 (b)	573,000	551,379
5.04%, 2/14/25 - 2/25/25 (b)	429,000	412,112
5.05%, 2/7/25 (b)	238,000	229,033
5.14%, 11/29/24 (b)	245,000	237,865
5.15%, 5/6/24	597,000	597,000
5.16%, 4/10/25 (b)	96,000	91,505
5.18%, 10/3/24 (b)	312,000	305,256
5.19%, 10/31/24 (b)	238,000	231,939
5.33%, 10/2/24 (b)(c)	362,000	353,932
SOFR + 0.13%, 5.45%, 10/3/25 - 3/24/26 (a)	1,133,000	1,133,126
SOFR + 0.14%, 5.46%, 1/16/26 (a)	238,000	238,000
5.48%, 9/20/24 (b)	241,000	236,066
SOFR + 0.17%, 5.49%, 6/26/25 - 2/20/26 (a)	1,190,000	1,190,000
SOFR + 0.19%, 5.51%, 10/30/25 (a)	192,000	192,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
SOFR + 0.20%, 5.52%, 11/13/25 - 1/13/26 (a)	$1,509,000	$1,509,000
SOFR + 0.21%, 5.53%, 11/25/25 (a)	192,000	192,000
Federal Home Loan Mortgage Corp.,
4.32%, 3/21/25	149,000	148,073
Total U.S. Agency Securities (Cost $18,439,410)		18,439,410
U.S. Treasury Securities (16.8%)
U.S. Treasury Bill,
4.81%, 1/23/25 (d)	789,000	762,291
4.83%, 12/26/24 (d)	295,000	286,017
4.94%, 2/20/25 (d)	237,000	227,897
5.05%, 3/20/25 (d)	584,000	558,838
5.18%, 4/17/25 (d)	448,000	426,539
5.27%, 7/5/24 (d)	1,292,000	1,280,208
5.28%, 8/15/24 (d)	1,453,000	1,431,337
5.31%, 9/12/24 - 9/26/24 (d)	4,956,659	4,854,081
5.37%, 10/17/24 (d)	1,868,000	1,822,800
5.39%, 10/31/24 (c)(d)	1,195,000	1,163,798
5.41%, 6/13/24 - 8/1/24 (c)(d)	1,752,000	1,732,712
U.S. Treasury Notes,
0.25%, 5/15/24	44,000	43,913
0.38%, 8/15/24	564,000	555,938
0.50%, 3/31/25	370,780	356,202
0.75%, 11/15/24	1,156,000	1,128,799
1.13%, 1/15/25	693,000	675,592
1.38%, 1/31/25	537,000	523,836
1.50%, 2/15/25	501,000	488,711
1.75%, 3/15/25	404,000	393,247
2.25%, 11/15/24	428,000	421,236
2.38%, 8/15/24	816,000	809,094
2.63%, 4/15/25	293,000	286,583
3.88%, 4/30/25	297,000	293,541
4.25%, 12/31/24	942,000	936,768
4.63%, 2/28/25	296,000	295,665
3 Month Treasury Money Market Yield + 0.13%, 5.45%, 7/31/25 (a)	180,000	180,069
3 Month Treasury Money Market Yield + 0.14%, 5.47%, 10/31/24 (a)	12,339	12,345
3 Month Treasury Money Market Yield + 0.15%, 5.48%, 4/30/26 (a)	1,023,000	1,022,988
3 Month Treasury Money Market Yield + 0.17%, 5.50%, 10/31/25 (a)	496,000	496,391
3 Month Treasury Money Market Yield + 0.25%, 5.57%, 1/31/26 (a)	635,000	635,549
Total U.S. Treasury Securities (Cost $24,102,985)		24,102,985
Total Investments (98.1%) (Cost $140,785,804) (e)(f)		140,785,804
Other Assets in Excess of Liabilities (1.9%)		2,764,875
Net Assets (100.0%)		$143,550,679

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Rate shown is the yield to maturity at April 30, 2024.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	69.8%
U.S. Treasury Securities	17.1
U.S. Agency Securities	13.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (62.4%)
Federal Reserve Bank of New York, (5.30%, dated 4/30/24, due 5/1/24; proceeds $3,224,475; fully collateralized by various U.S. Government obligations, 1.13% - 2.25% due 8/15/27 - 11/15/31; valued at $3,224,475) (Cost $3,224,000)	$3,224,000	$3,224,000
U.S. Agency Securities (17.5%)
Federal Farm Credit Bank,
4.63%, 1/27/25	6,000	5,994
4.75%, 1/24/25 - 2/28/25	14,000	13,993
4.88%, 1/17/25 - 2/21/25	26,000	25,984
5.00%, 1/7/25 - 3/6/25	14,000	13,997
5.25%, 12/13/24	9,000	8,999
5.30%, 11/14/24 (a)	4,000	3,890
SOFR + 0.05%, 5.37%, 6/20/25 (b)	9,000	9,000
SOFR + 0.08%, 5.40%, 12/12/25 (b)	3,000	3,000
SOFR + 0.09%, 5.41%, 8/26/25 (b)	100,000	100,000
SOFR + 0.10%, 5.42%, 2/25/26 (b)	18,000	18,000
SOFR + 0.11%, 5.43%, 1/8/26 (b)	13,000	13,000
SOFR + 0.14%, 5.46%, 2/12/26 (b)	21,000	21,000
SOFR + 0.15%, 5.47%, 6/27/25 - 1/12/26 (b)	21,350	21,350
SOFR + 0.16%, 5.48%, 5/2/25 - 1/23/26 (b)	27,960	27,960
SOFR + 0.17%, 5.49%, 7/28/25 - 1/9/26 (b)	40,500	40,500
5.50%, 9/20/24 (a)	2,600	2,547
SOFR + 0.19%, 5.51%, 6/20/25 (b)	13,244	13,244
SOFR + 0.20%, 5.52%, 6/9/25 (b)	17,400	17,400
Federal Home Loan Bank,
4.78%, 1/17/25 (a)	7,000	6,769
4.80%, 1/28/25 (a)	10,000	9,654
4.84%, 1/3/25	10,000	9,999
4.85%, 1/17/25 - 1/27/25(a)	23,000	22,580
4.86%, 1/23/25 (a)	16,000	15,449
4.91%, 11/7/24 (a)	9,000	8,776
4.92%, 11/15/24 (a)	37,000	36,040
4.95%, 2/3/25 (a)	20,000	19,271
4.97%, 2/20/25 (a)	4,000	3,845
5.00%, 2/10/25 (a)	23,000	22,132
5.04%, 2/14/25 - 2/25/25 (a)	18,000	17,291
5.05%, 2/7/25 (a)	10,000	9,623
5.14%, 11/29/24 (a)	10,000	9,709
5.15%, 5/6/24	25,000	25,000
5.16%, 4/10/25 (a)	3,000	2,860
5.18%, 10/3/24 (a)	11,000	10,762
5.19%, 10/31/24 (a)	8,000	7,796
5.27%, 5/1/24 (a)	115,000	115,000
5.33%, 10/2/24 (a)(c)	13,000	12,710
SOFR + 0.13%, 5.45%, 10/3/25 - 2/20/26 (b)	38,000	38,005
SOFR + 0.14%, 5.46%, 1/16/26 (b)	10,000	10,000
5.48%, 9/20/24 (a)	8,000	7,836
SOFR + 0.17%, 5.49%, 6/26/25 - 2/20/26 (b)	52,000	52,000
SOFR + 0.19%, 5.51%, 10/30/25 (b)	7,000	7,000
SOFR + 0.20%, 5.52%, 11/13/25 - 1/13/26 (b)	59,000	59,000
SOFR + 0.21%, 5.53%, 11/25/25 (b)	7,000	7,000
Total U.S. Agency Securities (Cost $905,965)		905,965
	Face Amount (000)	Value (000)
U.S. Treasury Securities (26.5%)
U.S. Treasury Bill,
4.79%, 1/23/25 (d)	$19,000	$18,358
4.83%, 12/26/24 (d)	13,000	12,604
4.94%, 2/20/25 (d)	4,000	3,847
5.05%, 3/20/25 (d)	22,000	21,052
5.18%, 4/17/25 (d)	17,000	16,185
5.28%, 7/5/24 - 8/15/24 (d)	98,000	96,741
5.31%, 9/12/24 - 9/26/24 (d)	156,181	152,957
5.37%, 5/2/24 - 10/17/24 (d)	318,000	316,318
5.39%, 10/31/24 (c)(d)	42,000	40,904
5.41%, 6/13/24 - 8/1/24 (c)(d)	312,000	309,778
U.S. Treasury Notes,
0.25%, 5/15/24	7,000	6,986
0.38%, 8/15/24	19,000	18,728
0.50%, 3/31/25	14,660	14,084
0.75%, 11/15/24	43,000	41,988
1.13%, 1/15/25	32,000	31,196
1.38%, 1/31/25	22,000	21,459
1.50%, 2/15/25	21,000	20,485
1.75%, 3/15/25	17,000	16,548
2.25%, 11/15/24	17,000	16,731
2.38%, 8/15/24	32,000	31,730
2.63%, 4/15/25	10,000	9,781
3.88%, 4/30/25	10,000	9,884
4.25%, 12/31/24	42,000	41,768
4.63%, 2/28/25	10,000	9,988
3 Month Treasury Money Market Yield + 0.13%, 5.45%, 7/31/25 (b)	7,000	7,003
3 Month Treasury Money Market Yield + 0.15%, 5.48%, 4/30/26 (b)	39,000	38,999
3 Month Treasury Money Market Yield + 0.17%, 5.50%, 10/31/25 (b)	19,000	19,015
3 Month Treasury Money Market Yield + 0.25%, 5.57%, 1/31/26 (b)	23,000	23,020
Total U.S. Treasury Securities (Cost $1,368,137)		1,368,137
Total Investments (106.4%) (Cost $5,498,102) (e)(f)		5,498,102
Liabilities in Excess of Other Assets (-6.4%)		(331,232)
Net Assets (100.0%)		$5,166,870

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Government Securities Portfolio

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Rate shown is the yield to maturity at April 30, 2024.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreement	58.6%
U.S. Treasury Securities	24.9
U.S. Agency Securities	16.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (73.7%)
Bank of America Securities, Inc., (5.33%, dated 3/21/24, due 5/2/24; proceeds $503,109; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/32 - 11/15/47; valued at $510,000)	$500,000	$500,000
Barclays Bank PLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 1.88% - 3.88% due 2/28/29 - 2/15/43; valued at $204,030)	200,000	200,000
Barclays Bank PLC, (5.33%, dated 3/21/24, due 5/2/24; proceeds $503,109; fully collateralized by various U.S. Government obligations, 3.88% - 4.75% due 12/31/27 - 11/15/43; valued at $513,096)	500,000	500,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 5.31%, dated 4/30/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,162 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/53; valued at $1,122,000)	400,000	400,000
BNP Paribas SA, (5.46% (a), dated 2/5/24, due 2/5/25; proceeds $158,327; fully collateralized by various U.S. Government obligations, 0.00% - 2.25% due 7/15/26 - 2/15/54; valued at $153,000) (Demand 5/1/24)	150,000	150,000
BNP Paribas SA, (5.45% (a), dated 2/13/24, due 2/13/25; proceeds $422,163; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 5/23/24 - 2/15/52; valued at $408,000) (Demand 5/1/24)	400,000	400,000
BNP Paribas SA, (5.44% (a), dated 3/18/24, due 3/18/25; proceeds $105,516; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 8/15/25 - 8/15/51; valued at $102,000) (Demand 5/1/24)	100,000	100,000
BNP Paribas SA, (5.45% (a), dated 2/8/24, due 2/10/25; proceeds $527,856; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/15/24 - 5/15/48; valued at $510,000) (Demand 5/1/24)	500,000	500,000
BNP Paribas SA, (5.45%, dated 11/14/23, due 5/13/24; proceeds $667,811; fully collateralized by various U.S. Government obligations, 0.00% - 5.53% due 6/6/24 - 2/15/53; valued at $663,000) (Demand 5/7/24)	650,000	650,000
BNP Paribas SA, (5.45% (a), dated 2/21/24, due 2/21/25; proceeds $105,541; fully collateralized by various U.S. Government obligations, 0.00% - 5.57% due 1/31/26 - 2/15/52; valued at $102,000) (Demand 5/1/24)	100,000	100,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (5.48%, dated 11/14/23, due 5/13/24; proceeds $719,287; fully collateralized by various U.S. Government obligations, 0.00% - 5.57% due 5/9/24 - 2/15/54; valued at $714,000)	$700,000	$700,000
BNP Paribas SA, (5.40% (a), dated 1/24/24, due 7/24/24; proceeds $1,027,300; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 5/23/24 - 11/15/51; valued at $1,020,000) (Demand 5/1/24)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $122,018; fully collateralized by various U.S. Government obligations, 0.00% - 0.25% due 7/5/24 - 7/31/25; valued at $124,440)	122,000	122,000
Citigroup Global Markets, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 1.25% - 5.25% due 9/30/28 - 11/15/28; valued at $204,261)	200,000	200,000
Citigroup Global Markets, Inc., (5.32%, dated 4/30/24, due 5/7/24; proceeds $200,207; fully collateralized by various U.S. Government obligations, 1.38% - 5.25% due 10/15/28 - 11/30/28; valued at $204,351)	200,000	200,000
Citigroup Global Markets, Inc., (5.32%, dated 4/25/24, due 5/2/24; proceeds $200,207; fully collateralized by various U.S. Government obligations, 1.38% - 5.25% due 10/31/28 - 11/30/28; valued at $204,365)	200,000	200,000
Deutsche Bank Securities, Inc., (5.33%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/26 - 2/15/54; valued at $204,000)	200,000	200,000
Deutsche Bank Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $400,059; fully collateralized by various U.S. Government obligations, 0.00% due 2/15/36 - 2/15/54; valued at $408,000)	400,000	400,000
Federal Reserve Bank of New York, (5.30%, dated 4/30/24, due 5/1/24; proceeds $4,900,721; fully collateralized by various U.S. Government obligations, 1.13% - 1.75% due 8/15/29 - 5/15/31; valued at $4,900,721)	4,900,000	4,900,000
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $400,059; fully collateralized by a U.S. Government obligation, 4.50% due 4/15/27; valued at $408,000)	400,000	400,000
Fixed Income Clearing Corp., (5.32%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by a U.S. Government obligation, 4.75% due 11/15/53; valued at $204,000)	200,000	200,000
Fixed Income Clearing Corp., (5.33%, dated 4/30/24, due 5/1/24; proceeds $300,044; fully collateralized by a U.S. Government obligation, 4.88% due 4/30/26; valued at $306,000)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $4,500,664; fully collateralized by various U.S. Government obligations, 0.38% - 4.63% due 8/15/24 - 2/15/52; valued at $4,590,677)	$4,500,000	$4,500,000
Fixed Income Clearing Corp., (5.31%, dated 4/30/24, due 5/1/24; proceeds $700,103; fully collateralized by various U.S. Government obligations, 1.38% - 4.75% due 8/15/43 - 11/15/52; valued at $714,000)	700,000	700,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 5.31%, dated 4/30/24 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,266 on 5/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligation with various maturities to 2/15/54; valued at $1,836,000)	1,500,000	1,500,000
Natixis SA, (5.31%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 0.13% - 5.00% due 5/15/25 - 2/15/54; valued at $204,000)	200,000	200,000
Natixis SA, (5.33%, dated 4/23/24, due 6/12/24; proceeds $503,701; fully collateralized by various U.S. Government obligations, 0.13% - 6.25% due 5/31/25 - 2/15/54; valued at $510,000) (Demand 5/7/24)	500,000	500,000
NatWest Markets Securities, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by various U.S. Government obligations, 2.75% - 3.88% due 7/31/27 - 8/15/33; valued at $102,015)	100,000	100,000
Norinchukin Bank , (5.32%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by a U.S. Government obligation, 3.50% due 4/30/28; valued at $102,000)	100,000	100,000
Norinchukin Bank , (5.34%, dated 4/25/24, due 5/2/24; proceeds $132,137; fully collateralized by various U.S. Government obligations, 1.88% - 3.50% due 4/30/28 - 5/15/33; valued at $134,640)	132,000	132,000
RBC Dominion Securities, (5.31%, dated 4/30/24, due 5/1/24; proceeds $200,030; fully collateralized by various U.S. Government obligations, 0.00% - 5.45% due 5/15/24 - 8/15/53; valued at $204,000)	200,000	200,000
Santander U.S. Capital Markets LLC, (5.31%, dated 4/30/24, due 5/1/24; proceeds $100,015; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/14/24 - 1/15/34; valued at $102,000)	100,000	100,000
Societe Generale SA, (5.35%, dated 4/30/24, due 5/30/24; proceeds $251,115; fully collateralized by various U.S. Government obligations, 1.75% - 2.75% due 8/15/41 - 11/15/47; valued at $256,137)	250,000	250,000
Total Repurchase Agreements (Cost $20,604,000)		20,604,000
	Face Amount (000)	Value (000)
U.S. Treasury Securities (24.7%)
U.S. Treasury Bill,
4.82%, 1/23/25 (b)	$657,000	$634,688
4.83%, 12/26/24 (b)	266,000	257,883
4.95%, 2/20/25 (b)	149,000	143,273
5.05%, 3/20/25 (b)	124,000	118,657
5.18%, 4/17/25 (b)	88,000	83,783
5.27%, 7/5/24 (b)	462,000	457,784
5.30%, 8/15/24 (b)	622,000	612,702
5.31%, 9/12/24 - 9/26/24 (b)	1,020,027	998,921
5.37%, 10/17/24 (b)	450,000	439,110
5.39%, 10/31/24 (b)(c)	234,000	227,890
5.41%, 6/13/24 - 8/1/24 (b)(c)	343,000	339,224
U.S. Treasury Notes,
0.25%, 5/15/24	38,000	37,925
0.38%, 8/15/24	105,000	103,499
0.50%, 3/31/25	75,245	72,286
0.75%, 11/15/24	254,000	248,023
1.13%, 1/15/25	242,000	235,910
1.38%, 1/31/25	116,000	113,147
1.50%, 2/15/25	131,000	127,798
1.75%, 3/15/25	155,000	150,823
2.25%, 11/15/24	94,000	92,515
2.38%, 8/15/24	182,000	180,461
2.63%, 4/15/25	61,000	59,664
3.88%, 4/30/25	60,000	59,301
4.25%, 12/31/24	358,000	356,165
4.63%, 2/28/25	82,000	81,909
3 Month Treasury Money Market Yield + 0.13%, 5.45%, 7/31/25 (a)	36,000	36,014
3 Month Treasury Money Market Yield + 0.14%, 5.47%, 10/31/24 (a)	68,553	68,589
3 Month Treasury Money Market Yield + 0.15%, 5.48%, 4/30/26 (a)	265,000	264,992
3 Month Treasury Money Market Yield + 0.17%, 5.50%, 10/31/25 (a)	105,000	105,083
3 Month Treasury Money Market Yield + 0.25%, 5.57%, 1/31/26 (a)	196,000	196,165
Total U.S. Treasury Securities (Cost $6,904,184)		6,904,184
Total Investments (98.4%) (Cost $27,508,184) (d)(e)		27,508,184
Other Assets in Excess of Liabilities (1.6%)		446,229
Net Assets (100.0%)		$27,954,413

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Rate shown is the yield to maturity at April 30, 2024.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	74.9%
U.S. Treasury Securities	25.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (110.2%)
U.S. Treasury Bill,
4.81%, 1/23/25 (a)	$358,000	$345,867
4.83%, 12/26/24 (a)	96,000	93,078
4.95%, 2/20/25 (a)	121,000	116,348
5.05%, 3/20/25 (a)	202,000	193,297
5.18%, 4/17/25 (a)	149,000	141,861
5.24%, 7/5/24 (a)	300,000	297,167
5.26%, 8/8/24 (a)	250,000	246,532
5.31%, 9/12/24 - 9/26/24 (a)	600,000	588,009
5.34%, 10/10/24 (a)	411,000	401,506
5.36%, 8/6/24 (a)	300,000	295,799
5.37%, 7/9/24 - 10/24/24 (a)	1,385,000	1,360,384
5.38%, 5/14/24 - 7/23/24 (a)	4,214,000	4,198,398
5.39%, 5/7/24 - 10/31/24 (a)(b)	18,897,000	18,837,148
5.41%, 5/30/24 - 8/20/24 (a)(b)	12,695,000	12,618,179
5.42%, 5/2/24 - 7/25/24 (a)	4,658,000	4,654,251
5.43%, 5/16/24 (a)	3,700,000	3,691,860
U.S. Treasury Notes,
0.25%, 5/15/24	61,509	61,387
0.38%, 8/15/24	155,000	152,785
0.50%, 3/31/25	97,000	93,200
0.75%, 11/15/24	369,000	360,317
1.13%, 1/15/25	242,000	235,922
1.38%, 1/31/25	169,000	164,844
1.50%, 2/15/25	196,000	191,208
1.75%, 3/15/25	245,000	238,395
2.25%, 11/15/24	137,000	134,835
2.38%, 8/15/24	261,000	258,793
2.63%, 4/15/25	102,000	99,766
3.88%, 4/30/25	101,000	99,824
4.25%, 12/31/24	533,000	530,303
4.63%, 2/28/25	75,000	74,913
3 Month Treasury Money Market Yield + 0.13%, 5.45%, 7/31/25 (c)	60,000	60,023
3 Month Treasury Money Market Yield + 0.14%, 5.47%, 10/31/24 (c)	133,500	133,553
3 Month Treasury Money Market Yield + 0.15%, 5.48%, 4/30/26 (c)	439,000	438,987
3 Month Treasury Money Market Yield + 0.17%, 5.50%, 10/31/25 (c)	177,000	177,139
3 Month Treasury Money Market Yield + 0.25%, 5.57%, 1/31/26 (c)	328,000	328,276
Total U.S. Treasury Securities (Cost $51,914,154)		51,914,154
Total Investments (110.2%) (Cost $51,914,154) (d)(e)		51,914,154
Liabilities in Excess of Other Assets (-10.2%)		(4,795,603)
Net Assets (100.0%)		$47,118,551

(a)  Rate shown is the yield to maturity at April 30, 2024.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (59.0%)
City of Jacksonville, FL, Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 1995 3.97%, 5/1/29	$8,500	$8,500
Clark County, NV, Airport System Revenue 3.80%, 7/1/40	5,000	5,000
Colorado Springs, CO, Utilities System, Improvement Revenue Bonds Series 2012A 3.73%, 11/1/41	5,000	5,000
Colorado Springs, CO, Utilities System Sub Lien, Ser 2007 A 3.73%, 11/1/37	5,000	5,000
Ser 2005 A 3.92%, 11/1/35	5,500	5,500
Columbus, OH, Sewer Series 2008 B 3.72%, 6/1/32	5,000	5,000
Escambia County, FL, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) First Series 2009 4.00%, 4/1/39	5,000	5,000
Houston, TX, Combined Utility System First Lien, Series 2018 C 3.75%, 5/15/34	10,000	10,000
Series 2004 B2 3.75%, 5/15/34	5,000	5,000
Indiana Finance Authority, IN, Trinity Health Series 2008 D-1 3.75%, 12/1/34	10,000	10,000
Indiana Finance Authority, IN, Environmental Refunding Revenue Bonds, Duke Energy Indiana, Inc. Project, Series 2009 A-3 3.89%, 12/1/39	5,000	5,000
Long Island Power Authority, NY, Electric System General Revenue Bonds Ser 2023D 3.78%, 5/1/33	10,000	10,000
Massachusetts Water Resources Authority, MA, Series 2008 A-3 3.75%, 8/1/37	5,000	5,000
Metropolitan Sewerage District of Buncombe County, NC, North Carolina Sewerage System Revenue Refunding Bonds Series 2008A 3.72%, 7/1/31	5,000	5,000
Miami-Dade County Industrial Development Authority, FL, Revenue Refunding Bonds Series 2021 3.85%, 5/1/46	6,500	6,500
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U S A Inc. Project) Series 2010 E 3.74%, 12/1/30	5,400	5,400
	Face Amount (000)	Value (000)
Missouri Health & Educational Facilities Authority, MO, BJC Health System, Series 2008 C 3.75%, 5/15/38	$250	$250
Series 2008 D 3.75%, 5/15/38	5,000	5,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2007 Series CC-1 3.80%, 6/15/38	5,000	5,000
New York State Energy Research & Development Authority, NY, Facilities Revenue Bonds, Consolidated Edison Co Ser 2005 Subser A-2 (Mizuho Corporate Bank LOC) 3.75%, 5/1/39	5,400	5,400
Orlando Utilities Commission, FL, Utility System, Series 2008-1 3.54%, 10/1/33	5,000	5,000
Series 2015-B 3.54%, 10/1/39	5,000	5,000
Pennsylvania Turnpike Commission, PA, Second Ser 2019 3.80%, 12/1/38	5,000	5,000
RBC Municipal Products Inc Trust, GA, Certificates E-155 3.81%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Trust Inc, MO, Certificates C-17 3.91%, 12/1/39 (b)	5,000	5,000
RBC Municipal Products Inc Trust, MO, Certificates G-121 3.97%, 6/1/46 (b)	5,920	5,920
RBC Municipal Products Inc Trust, OH, Certificates C-22 3.81%, 7/15/35 (b)	4,910	4,910
RBC Municipal Products Trust Inc, TX, Certificates E-141 3.80%, 12/17/24 (b)	3,000	3,000
RBC Municipal Products Inc Trust, TX, Certificates G-124 3.97%, 9/1/43 (b)	4,800	4,800
RBC Municipal Products Inc Trust, VA, Certificates C-20 3.81%, 5/1/39 (b)	2,000	2,000
State of Texas, TX, Transportation Commission, Mobility Fund, Series 2006-B 3.54%, 4/1/36	5,500	5,500
Veterans Bonds, Series 2022 3.95%, 6/1/53	7,000	7,000
Tender Option Bond Trust Receipts/Certificates, AZ, Certificates 2023-BAML6007 3.92%, 4/1/56 (b)	1,900	1,900
Tender Option Bond Trust Receipts/Certificates, DC, Certificates 2023-BAML6012 3.92%, 3/1/52 (b)	11,875	11,875

The accompanying notes are an integral part of the consolidated financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Tender Option Bond Trust Receipts/Certificates, MA, Certificates 2024-BAML5050 3.79%, 3/1/49 (b)	$10,000	$10,000
Certificates 2023-BAML6005 3.92%, 12/1/37 (b)	5,000	5,000
The Ohio State University, OH, Variable Rate Demand General Receipts Bonds, Series 2023 A 3.60%, 6/1/43	5,000	5,000
Series 2023 D2 3.80%, 12/1/44	5,000	5,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds Subseries 2005B-2B 3.78%, 1/1/32	5,000	5,000
Utah Water Finance Agency, UT, Series 2008 B-2 3.90%, 10/1/35	10,000	10,000
Ser 2008 B 3.90%, 10/1/37	10,000	10,000
Total Weekly Variable Rate Bonds (Cost $242,455)		242,455
Commercial Paper (c) (13.7%)
Lincoln Nebraska Electric, NE, Series 1995 3.75%, 5/24/24	5,000	5,000
Massachusetts Water Resources Authority, MA, 3.65%, 6/13/24	5,000	5,000
Metropolitan Govt Nashville & Davidson County, TN, 3.60%, 12/2/24	5,000	5,000
3.75%, 9/23/24	5,000	5,000
Municipal Electric Authority, GA, Series B 3.45%, 6/5/24	5,000	5,000
Ohio Water Authority, OH, 3.30%, 5/3/24	5,000	5,000
Oklahoma City Water Utilities, OK, 3.70%, 5/15/24	5,500	5,500
San Antonio Electric & Gas, TX, Series 2019 A-1 3.75%, 9/20/24	5,000	5,000
University of California, CA, Series A 3.70%, 9/26/24	5,000	5,000
University of Texas, TX, Series A 3.45%, 10/16/24	5,536	5,536
3.50%, 6/18/24	5,000	5,000
Total Commercial Paper (Cost $56,036)		56,036
Daily Variable Rate Bonds (a) (12.5%)
Indiana Finance Authority, IN, Environmental Refunding Duke Energy Indiana, Inc, Series 2009 A-4 3.85%, 12/1/39	10,000	10,000
JP Morgan Chase Putters/Drivers Trust, FL, Certificates Series 5052 3.80%, 12/15/34 (b)	3,000	3,000
	Face Amount (000)	Value (000)
JPMorgan Chase Putters/Drivers Trust, SC, Certificates Series 5053 3.80%, 5/1/47 (b)	$3,000	$3,000
Los Angeles Department of Water & Power, CA, Water System 2019 Series A Subseries A-2 3.90%, 7/1/45	9,000	9,000
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U S A Inc. Project) Series 2009 C 3.95%, 12/1/30	4,600	4,600
New York City General Obligation Bonds, NY, Fiscal 2023 Adjustable Rate Bonds Ser A Subser A-3 3.75%, 9/1/49	5,400	5,400
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Series CC 3.75%, 6/15/41	6,500	6,500
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2015 Series A Subseries A-4 3.85%, 8/1/43	10,000	10,000
Total Daily Variable Rate Bonds (Cost $51,500)		51,500
Municipal Bonds & Notes (7.8%)
County Square Redevelopment Corp., SC, Installment Purchase Revenue Bond Series 2024 5.00%, 2/9/25	2,000	2,026
Jersey City Municipal Utilities Authority Hudson County, NJ, Series 2024B 5.00%, 5/1/25	5,000	5,052
Monmouth County, NJ, Improvement Authority Governmental Pooled Loan Project Notes, Series 2024 4.00%, 3/14/25	5,000	5,034
Montgomery County, MD, Maryland General Obligation Consolidated Public Improvement Refunding Bonds Series C 5.00%, 10/1/24	5,000	5,032
School District No. 4 of Anderson County, SC, (SCSDE) Series 2024 4.00%, 3/27/25	5,000	5,035
The School District Of Philadelphia, PA, Pennsylvania Tax Revenue Anticipation Notes Series A 5.00%, 6/28/24	4,000	4,005
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, Series 2023 5.00%, 6/28/24	5,000	5,006
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax Bond Anticipation Notes Series 2022B 5.00%, 12/16/24	1,000	1,008
Total Municipal Bonds & Notes (Cost $32,198)		32,198

The accompanying notes are an integral part of the consolidated financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Closed-End Investment Companies (a) (4.9%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Series 1 3.83%, 12/1/43 (b)	$10,000	$10,000
Nuveen AMT-Free Quality Municipal Income Fund, OT, Series 4-4895 3.82%, 9/11/26 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
Quarterly Variable Rate Bonds (1.5%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013 3.70%, 12/1/46	1,250	1,250
Montgomery County, MD, Maryland Revenue Bonds (CHE Trinity Health Credit Group) Series 2013 3.75%, 12/1/41	5,000	5,000
Total Quarterly Variable Rate Bonds (Cost $6,250)		6,250
Total Investments (99.4%) (Cost $408,439) (d)		408,439
Other Assets in Excess of Liabilities (0.6%)		2,366
Net Assets (100.0%)		$410,805

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LOC  Letter of Credit.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	59.4%
Commercial Paper	13.7
Daily Variable Rate Bonds	12.6
Municipal Bonds & Notes	7.9
Other*	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percentage of Net Assets
New York	$53,314	13.0%
Texas	50,836	12.5
Massachusetts	45,000	10.9
Florida	33,000	8.0
Ohio	26,160	6.3
Indiana	25,000	6.2
Utah	20,000	4.8
Missouri	16,170	4.0
Colorado	15,500	3.8
Georgia	14,000	3.4
California	14,000	3.4
District of Columbia	11,875	2.9
New Jersey	10,086	2.4
South Carolina	10,061	2.4
Maryland	10,032	2.4
Tennessee	10,000	2.4
Mississippi	10,000	2.4
Pennsylvania	9,005	2.2
Oklahoma	5,500	1.4
North Carolina	5,000	1.2
Nevada	5,000	1.2
Nebraska	5,000	1.2
Virginia	2,000	0.5
Arizona	1,900	0.5
	$408,439	99.4%

The accompanying notes are an integral part of the consolidated financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,284,349		$14,349,787		$140,785,804		$5,498,102
Total Investments in Securities, at Value(1)	2,284,349		14,349,614		140,785,804		5,498,102
Cash	63,973		459,090		5,355,944		4,693
Receivable for Investments Sold	14,911		—		662,564		24,621
Interest Receivable	8,204		67,532		329,128		6,546
Other Assets	276		687		3,907		659
Total Assets	2,371,713		14,876,923		147,137,347		5,534,621
Liabilities:
Payable for Investments Purchased	—		3,316		3,250,442		363,392
Dividends Payable	—	@	16,787		300,012		2,145
Payable for Portfolio Shares Redeemed	1,249		3,393		12,633		16
Payable for Advisory Fees	223		1,766		11,131		562
Payable for Administration Fees	101		633		5,846		215
Payable for Administration Plan Fees — Wealth S**/ Institutional Select Class	—	@	1		226		—	@
Payable for Administration Plan Fees — Investor Class	—		—		476		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		38		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	449		9
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	—	@	—		1,068		848
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	—	@	—	@	—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—		—	@	—
Payable for Custodian Fees	30		95		715		23
Payable for Professional Fees	61		45		41		32
Payable for Transfer Agency Fees	13		35		40		7
Other Liabilities	107		480		3,551		502
Total Liabilities	1,784		26,551		3,586,668		367,751
Net Assets	$2,369,929		$14,850,372		$143,550,679		$5,166,870
Net Assets Consist of:
Paid-in-Capital	$2,371,101		$14,866,943		$143,590,740		$5,169,521
Total Accumulated Loss	(1,172)		(16,571)		(40,061)		(2,651)
Net Assets	$2,369,929		$14,850,372		$143,550,679		$5,166,870
(1) Including: Repurchase Agreements, at Value	$1,086,000		$6,706,000		$98,243,409		$3,224,000

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH*/INSTITUTIONAL CLASS:
Net Assets	$2,365,742	$13,247,615	$123,468,489	$1,013,533
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,365,765,413	13,246,579,292	123,499,104,573	1,013,720,185
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$1.000
WEALTH S**/INSTITUTIONAL SELECT CLASS:
Net Assets	$56	$21,374	$5,610,162	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	55,793	21,378,393	5,614,459,890	55,216
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$5,428,508	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	5,429,400,953	55,088
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$292,488	$55
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	292,579,401	54,998
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$55	$56	$2,539,212	$46,697
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	55,371	56,056	2,539,653,600	46,706,087
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0013	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$55	$—	$2,593,386	$4,106,350
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	54,925	—	2,593,952,252	4,107,792,599
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$3,569	$435	$1,185	$125
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,577,528	434,903	1,186,345	125,097
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
SELECT CLASS:
Net Assets	$53	$—	$54	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	52,892	—	54,050	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$1,250,531	$2,981,598	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	1,250,505,539	2,981,857,929	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0000	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$330,311	$635,488	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	330,274,053	635,703,361	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
IMPACT PARTNER CLASS:
Net Assets	$50	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	49,980	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$—
ADVISOR CLASS:
Net Assets	$349	$—	$59	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	349,029	—	59,101	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—

*  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

**  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$27,508,184		$51,914,154		$408,439
Total Investments in Securities, at Value(1)	27,508,184		51,914,154		408,439
Cash	924,024		5,259		420
Receivable for Investments Sold	62,667		996,484		—
Interest Receivable	84,155		15,249		2,014
Other Assets	1,230		1,478		185
Total Assets	28,580,260		52,932,624		411,058
Liabilities:
Payable for Investments Purchased	567,114		5,744,062		—
Dividends Payable	50,351		50,457		22
Payable for Portfolio Shares Redeemed	1,603		10,438		146
Payable for Advisory Fees	3,345		5,587		—
Payable for Administration Fees	1,172		1,941		15
Payable for Administration Plan Fees — Wealth S**/ Institutional Select Class	126		—	@	—	@
Payable for Administration Plan Fees — Investor Class	9		—	@	—
Payable for Administration Plan Fees — Administrative Class	1		12		—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	81		30		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	868		13		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	1		—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—	@	—	@
Payable for Custodian Fees	120		189		3
Payable for Professional Fees	38		52		32
Payable for Transfer Agency Fees	13		14		11
Other Liabilities	1,006		1,277		24
Total Liabilities	625,847		5,814,073		253
Net Assets	$27,954,413		$47,118,551		$410,805
Net Assets Consist of:
Paid-in-Capital	$27,964,542		$47,132,616		$410,825
Total Accumulated Loss	(10,129)		(14,065)		(20)
Net Assets	$27,954,413		$47,118,551		$410,805
(1) Including: Repurchase Agreements, at Value	$20,604,000		$—		$—

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
WEALTH*/INSTITUTIONAL CLASS:
Net Assets	$22,164,049	$46,814,341	$409,739
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	22,169,952,169	46,827,497,411	409,749,739
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
WEALTH S**/INSTITUTIONAL SELECT CLASS:
Net Assets	$3,032,361	$7,989	$53
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,034,700,010	7,994,441	53,378
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$75,208	$755	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	75,236,653	757,208	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$10,436	$103,126	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	10,437,959	103,141,846	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$419,614	$152,997	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	419,743,806	153,004,822	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$2,249,282	$32,349	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,249,905,150	32,361,077	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$3,359	$6,840	$913
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,358,275	6,844,598	912,711
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
SELECT CLASS:
Net Assets	$54	$54	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	53,959	53,862	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
IMPACT CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—
IMPACT PARTNER CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
ADVISOR CLASS:
Net Assets	$50	$—	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	—	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$65,816		$466,121	$3,782,472	$148,064
Expenses:
Advisory Fees (Note B)	1,758		12,419	105,064	4,130
Administration Fees (Note C)	586		4,140	35,021	1,377
Professional Fees	97		88	103	90
Registration Fees	64		56	71	37
Custodian Fees (Note F)	62		173	1,316	55
Transfer Agency Fees (Note E)	57		110	103	15
Shareholder Reporting Fees	24		32	133	43
Trustees' Fees and Expenses	17		122	1,105	42
Pricing Fees	8		23	13	4
Administration Plan Fees — Wealth S*/Institutional Select Class (Note D)	—	@	5	1,376	— @
Administration Plan Fees — Investor Class (Note D)	—		—	2,748	— @
Administration Plan Fees — Administrative Class (Note D)	—		—	217	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	1	2,516	62
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	6,192	10,640
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	3		— @	1	— @
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	— @	—
Other Expenses	34		76	464	58
Total Expenses	2,710		17,245	156,443	16,553
Waiver of Advisory Fees (Note B)	(362)		(679)	(32,782)	(344)
Reimbursement of Transfer Agency Fees (Note B)	(2)		(45)	(169)	(6)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	—	(5,320)
Net Expenses	2,346		16,521	123,492	10,883
Net Investment Income	63,470		449,600	3,658,980	137,181
Realized Gain (Loss):
Investments Sold	(6)		54	(5,558)	(152)
Change in Unrealized Appreciation (Depreciation):
Investments	—		(2,026)	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6)		(1,972)	(5,558)	(152)
Net Increase in Net Assets Resulting from Operations	$63,464		$447,628	$3,653,422	$137,029

*  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$814,050	$1,255,402	$8,291
Expenses:
Advisory Fees (Note B)	22,626	34,886	357
Administration Fees (Note C)	7,542	11,629	119
Administration Plan Fees — Wealth S*/Institutional Select Class (Note D)	767	2	— @
Administration Plan Fees — Investor Class (Note D)	43	3	—
Administration Plan Fees — Administrative Class (Note D)	12	71	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	503	96	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	5,339	86	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	3	5	1
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	— @
Custodian Fees (Note F)	260	394	9
Trustees' Fees and Expenses	230	331	4
Professional Fees	95	106	102
Registration Fees	51	58	43
Transfer Agency Fees (Note E)	48	49	27
Shareholder Reporting Fees	33	83	12
Pricing Fees	2	10	8
Other Expenses	146	172	32
Total Expenses	37,700	47,981	714
Waiver of Advisory Fees (Note B)	(865)	(1,203)	(237)
Reimbursement of Transfer Agency Fees (Note B)	(72)	(66)	(3)
Waiver of Administration Fees (Note C)	—	—	(2)
Net Expenses	36,763	46,712	472
Net Investment Income	777,287	1,208,690	7,819
Realized Loss:
Investments Sold	(2,356)	(2,826)	—
Change in Unrealized Appreciation (Depreciation):
Investments	—	—	50
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(2,356)	(2,826)	50
Net Increase in Net Assets Resulting from Operations	$774,931	$1,205,864	$7,869

*  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets

	Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$63,470		$98,853	$449,600		$819,957
Net Realized Gain (Loss)	(6)		22	54		184
Net Change in Unrealized Appreciation (Depreciation)	—		536	(2,026)		3,952
Net Increase in Net Assets Resulting from Operations	63,464		99,411	447,628		824,093
Dividends and Distributions to Shareholders:
Wealth*/Institutional Class	(63,348)		(98,588)	(414,640)		(773,217)
Wealth S**/Institutional Select Class	(1)		(3)	(512)		(1,009)
Advisory Class	(1)		(2)	(18)		(1,125)
Participant Class	(1)		(2)	—		—
Cash Management Class	(104)		(256)	(11)		(53)
Select Class	(1)		(2)	—		—
CastleOak Shares Class	—		—	(25,526)		(31,890)
Impact Class	—		—	(8,781)		(12,663)
Impact Partner Class	(—	@)	—	(—	@)	—
Advisor Class	(—	@)	—	—		—
Total Dividends and Distributions to Shareholders	(63,456)		(98,853)	(449,488)		(819,957)
Capital Share Transactions:(1)
Wealth*/Institutional Class:
Subscribed	1,656,482		4,507,998	39,885,710		83,864,604
Distributions Reinvested	62,311		89,115	287,771		535,479
Redeemed	(1,487,308)		(5,656,223)	(42,918,454)		(83,061,400)
Wealth S**/Institutional Select Class:
Subscribed	—		52	8,849		23,665
Distributions Reinvested	1		2	512		1,008
Redeemed	—		(53)	(10,124)		(25,301)
Advisory Class:
Subscribed	—		52	—		216,675
Distributions Reinvested	1		2	18		1,124
Redeemed	—		(52)	(58,279)		(159,542)
Participant Class:
Subscribed	—		52	—		—
Distributions Reinvested	1		2	—		—
Redeemed	—		(52)	—		—
Cash Management Class:
Subscribed	—		7,186	—		—
Distributions Reinvested	104		235	11		48
Redeemed	(697)		(10,591)	(—	@)	(4,359)
Select Class:
Subscribed	—		50 ***	—		—
Distributions Reinvested	1		2 ***	—		—
CastleOak Shares Class:++
Subscribed	—		—	704,799		1,433,913
Distributions Reinvested	—		—	17,993		28,191
Redeemed	—		(102)	(338,509)		(595,785)
Impact Class:
Subscribed	—		—	—		347,699
Distributions Reinvested	—		—	8,779		12,574
Redeemed	—		—	—		(38,700)
Impact Partner Class:
Subscribed	50	****	—	50	****	—
Advisor Class:
Subscribed	349	+	—	—		—
Distributions Reinvested	—	@+	—	—		—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	231,295		(1,062,325)	(2,410,874)		2,579,893
Total Increase (Decrease) in Net Assets	231,303		(1,061,767)	(2,412,734)		2,584,029
Net Assets:
Beginning of Period	2,138,626		3,200,393	17,263,106		14,679,077
End of Period	$2,369,929		$2,138,626	$14,850,372		$17,263,106

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Wealth*/Institutional Class:
Shares Subscribed	1,656,482		4,507,255	39,870,312		83,851,171
Shares Issued on Distributions Reinvested	62,311		89,101	287,669		535,395
Shares Redeemed	(1,487,308)		(5,652,560)	(42,902,345)		(83,048,244)
Net Increase (Decrease) in Wealth*/Institutional Class Shares Outstanding	231,485		(1,056,204)	(2,744,364)		1,338,322
Wealth S**/Institutional Select Class:
Shares Subscribed	—		52	8,847		23,668
Shares Issued on Distributions Reinvested	1		2	512		1,008
Shares Redeemed	—		(53)	(10,122)		(25,303)
Net Increase (Decrease) in Wealth S**/Institutional Select Class Shares Outstanding	1		1	(763)		(627)
Advisory Class:
Shares Subscribed	—		52	—		216,629
Shares Issued on Distributions Reinvested	1		2	18		1,124
Shares Redeemed	—		(52)	(58,263)		(159,505)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1		2	(58,245)		58,248
Participant Class:
Shares Subscribed	—		52	—		—
Shares Issued on Distributions Reinvested	1		2	—		—
Shares Redeemed	—		(52)	—		—
Net Increase in Participant Class Shares Outstanding	1		2	—		—
Cash Management Class:
Shares Subscribed	—		7,186	—		—
Shares Issued on Distributions Reinvested	104		235	11		48
Shares Redeemed	(697)		(10,586)	(—	@@)	(4,358)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(593)		(3,165)	11		(4,310)
Select Class:
Shares Subscribed	—		50 ***	—		—
Shares Issued on Distributions Reinvested	1		2 ***	—		—
Net Increase in Select Class Shares Outstanding	1		52	—		—
CastleOak Shares Class:++
Shares Subscribed	—		—	704,614		1,433,819
Shares Issued on Distributions Reinvested	—		—	17,988		28,188
Shares Redeemed	—		(102)	(338,389)		(595,765)
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	—		(102)	384,213		866,242
Impact Class:
Shares Subscribed	—		—	—		347,568
Shares Issued on Distributions Reinvested	—		—	8,776		12,572
Shares Redeemed	—		—	—		(38,692)
Net Increase in Impact Class Shares Outstanding	—		—	8,776		321,448
Impact Partner Class:
Shares Subscribed	50	****	—	50	****	—
Advisor Class:
Shares Subscribed	349	+	—	—		—
Shares Issued on Distributions Reinvested	—	@@+	—	—		—
Net Increase in Advisor Class Shares Outstanding	349		—	—		—

*  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

**  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

***  For the period January 23, 2023 through October 30, 2023.

****  For the period March 5, 2024 through April 30, 2024.

@  Amount is less than $500.

+  For the period March 27, 2024 through April 30, 2024.

++  CastleOak Shares Class was fully liquidated from Money Market Portfolio effective January 23, 2023.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,658,980	$6,877,575	$137,181	$255,531
Net Realized Loss	(5,558)	(8,021)	(152)	(268)
Net Increase in Net Assets Resulting from Operations	3,653,422	6,869,554	137,029	255,263
Dividends and Distributions to Shareholders:
Institutional Class	(3,169,160)	(5,852,020)	(31,084)	(47,724)
Institutional Select Class	(142,871)	(469,961)	(1)	(7)
Investor Class	(141,238)	(199,264)	(1)	(2)
Administrative Class	(7,369)	(14,209)	(1)	(2)
Advisory Class	(50,231)	(68,986)	(1,224)	(2,182)
Participant Class	(58,708)	(103,138)	(104,854)	(205,599)
Cash Management Class	(41)	(79)	(9)	(15)
Select Class	(1)	(2)	—	—
CastleOak Shares Class	(70,872)	(102,319)	—	—
Impact Class	(17,526)	(67,597)	—	—
Impact Partner Class	(— @)	—	—	—
Advisor Class	(— @)	—	—	—
Total Dividends and Distributions to Shareholders	(3,658,017)	(6,877,575)	(137,174)	(255,531)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	500,535,345	1,032,015,520	3,290,561	7,488,193
Distributions Reinvested	1,643,341	2,815,827	15,734	27,577
Redeemed	(503,653,028)	(1,015,001,092)	(3,390,602)	(7,235,584)
Institutional Select Class:
Subscribed	9,793,352	32,778,713	—	37,500
Distributions Reinvested	134,793	434,971	1	2
Redeemed	(9,933,327)	(47,420,138)	—	(37,500)
Investor Class:
Subscribed	5,824,684	8,954,732	—	—
Distributions Reinvested	129	100	1	2
Redeemed	(5,196,834)	(8,146,176)	—	—
Administrative Class:
Subscribed	270,781	641,397	—	—
Distributions Reinvested	2,018	3,411	1	2
Redeemed	(382,851)	(556,387)	—	—
Advisory Class:
Subscribed	5,203,905	5,889,303	26,895	57,520
Distributions Reinvested	7,587	7,837	1	2
Redeemed	(4,569,379)	(5,428,311)	(33,118)	(44,981)
Participant Class:
Subscribed	2,354,458	3,713,219	48,697,958	97,063,541
Distributions Reinvested	5	8	104,857	205,624
Redeemed	(2,303,452)	(3,461,686)	(49,235,546)	(99,744,740)
Cash Management Class:
Distributions Reinvested	41	79	9	15
Redeemed	(600)	(96)	(225)	—
Select Class:
Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Subscribed	14,716,051	27,326,870	—	—
Distributions Reinvested	43,365	68,179	—	—
Redeemed	(14,082,761)	(25,461,495)	—	—
Impact Class:
Subscribed	17,091,643	137,480,871	—	—
Distributions Reinvested	10,874	37,743	—	—
Redeemed	(17,308,277)	(137,503,768)	—	—
Impact Partner Class:
Subscribed	50 *	—	—	—
Advisor Class:
Subscribed	59 **	—	—	—
Distributions Reinvested	— @**	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	201,973	9,189,633	(523,473)	(2,182,827)
Total Increase (Decrease) in Net Assets	197,378	9,181,612	(523,618)	(2,183,095)
Net Assets:
Beginning of Period	143,353,301	134,171,689	5,690,488	7,873,583
End of Period	$143,550,679	$143,353,301	$5,166,870	$5,690,488

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets (cont'd)

	Government Portfolio			Government Securities Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	500,535,345		1,032,015,520	3,290,561	7,488,193
Shares Issued on Distributions Reinvested	1,643,341		2,815,827	15,734	27,577
Shares Redeemed	(503,653,028)		(1,015,001,092)	(3,390,602)	(7,235,584)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,474,342)		19,830,255	(84,307)	280,186
Institutional Select Class:
Shares Subscribed	9,793,352		32,778,713	—	37,500
Shares Issued on Distributions Reinvested	134,793		434,971	1	2
Shares Redeemed	(9,933,327)		(47,420,138)	—	(37,500)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(5,182)		(14,206,454)	1	2
Investor Class:
Shares Subscribed	5,824,684		8,954,732	—	—
Shares Issued on Distributions Reinvested	129		100	1	2
Shares Redeemed	(5,196,834)		(8,146,176)	—	—
Net Increase in Investor Class Shares Outstanding	627,979		808,656	1	2
Administrative Class:
Shares Subscribed	270,781		641,397	—	—
Shares Issued on Distributions Reinvested	2,018		3,411	1	2
Shares Redeemed	(382,851)		(556,387)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(110,052)		88,421	1	2
Advisory Class:
Shares Subscribed	5,203,905		5,889,303	26,895	57,520
Shares Issued on Distributions Reinvested	7,587		7,837	1	2
Shares Redeemed	(4,569,379)		(5,428,311)	(33,118)	(44,981)
Net Increase (Decrease) in Advisory Class Shares Outstanding	642,113		468,829	(6,222)	12,541
Participant Class:
Shares Subscribed	2,354,458		3,713,219	48,697,958	97,063,541
Shares Issued on Distributions Reinvested	5		8	104,857	205,624
Shares Redeemed	(2,303,452)		(3,461,686)	(49,235,546)	(99,744,740)
Net Increase (Decrease) in Participant Class Shares Outstanding	51,011		251,541	(432,731)	(2,475,575)
Cash Management Class:
Shares Issued on Distributions Reinvested	41		79	9	15
Shares Redeemed	(600)		(96)	(225)	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(559)		(17)	(216)	15
Select Class:
Shares Issued on Distributions Reinvested	1		2	—	—
Castleoak Shares Class:
Shares Subscribed	14,716,051		27,326,870	—	—
Shares Issued on Distributions Reinvested	43,365		68,179	—	—
Shares Redeemed	(14,082,761)		(25,461,495)	—	—
Net Increase in Castleoak Shares Class Shares Outstanding	676,655		1,933,554	—	—
Impact Class:
Shares Subscribed	17,091,643		137,480,871	—	—
Shares Issued on Distributions Reinvested	10,874		37,743	—	—
Shares Redeemed	(17,308,277)		(137,503,768)	—	—
Net Increase (Decrease) in Impact Class Shares Outstanding	(205,760)		14,846	—	—
Impact Partner Class:
Shares Subscribed	50	*	—	—	—
Advisor Class:
Shares Subscribed	59	**	—	—	—
Shares Issued on Distributions Reinvested	—	@@**	—	—	—
Net Increase in Advisor Class Shares Outstanding	59		—	—	—

*  For the period March 5, 2024 through April 30, 2024.

**  For the period March 27, 2024 through April 30, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$777,287	$1,440,599	$1,208,690	$1,940,703
Net Realized Loss	(2,356)	(475)	(2,826)	(9,043)
Net Increase in Net Assets Resulting from Operations	774,931	1,440,124	1,205,864	1,931,660
Dividends and Distributions to Shareholders:
Institutional Class	(635,408)	(1,092,375)	(1,203,010)	(1,934,215)
Institutional Select Class	(78,878)	(225,906)	(176)	(1,169)
Investor Class	(2,179)	(5,016)	(149)	(297)
Administrative Class	(401)	(388)	(2,395)	(2,303)
Advisory Class	(9,956)	(18,560)	(1,905)	(1,343)
Participant Class	(50,144)	(98,141)	(808)	(1,048)
Cash Management Class	(110)	(211)	(176)	(326)
Select Class	(1)	(2)	(1)	(2)
Impact Class	—	—	(— @)	—
Impact Partner Class	—	—	(— @)	—
Advisor Class	(— @)	—	—	—
Total Dividends and Distributions to Shareholders	(777,077)	(1,440,599)	(1,208,620)	(1,940,703)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	71,269,673	156,199,335	83,007,458	174,816,403
Distributions Reinvested	341,435	569,060	893,855	1,335,835
Redeemed	(75,450,702)	(153,031,489)	(83,099,781)	(174,362,185)
Institutional Select Class:
Subscribed	2,205,686	6,618,308	20,501	243,375
Distributions Reinvested	78,880	225,922	38	140
Redeemed	(2,366,540)	(12,339,698)	(21,772)	(260,060)
Investor Class:
Subscribed	665,725	671,488	788	13,050
Distributions Reinvested	154	332	149	297
Redeemed	(660,007)	(691,937)	(8,977)	(4,602)
Administrative Class:
Subscribed	22,920	13,540	47,224	133,573
Distributions Reinvested	166	181	1	2
Redeemed	(21,202)	(13,236)	(32,480)	(61,863)
Advisory Class:
Subscribed	1,007,316	2,168,998	212,256	354,441
Distributions Reinvested	1,506	3,115	1,780	1,114
Redeemed	(1,002,862)	(2,237,697)	(163,803)	(287,471)
Participant Class:
Subscribed	2,346,512	3,967,937	1,642	37,835
Distributions Reinvested	167	80	5	8
Redeemed	(2,440,062)	(4,412,395)	(4,786)	(2,628)
Cash Management Class:
Distributions Reinvested	110	211	176	326
Redeemed	(1,469)	(292)	(715)	(1,422)
Select Class:
Distributions Reinvested	1	2	1	2
Impact Class:
Subscribed	—	—	50 *	—
Impact Partner Class:
Subscribed	—	—	50 *	—
Advisor Class:
Subscribed	50 **	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,002,543)	(2,288,235)	853,660	1,956,170
Total Increase (Decrease) in Net Assets	(4,004,689)	(2,288,710)	850,904	1,947,127
Net Assets:
Beginning of Period	31,959,102	34,247,812	46,267,647	44,320,520
End of Period	$27,954,413	$31,959,102	$47,118,551	$46,267,647

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)	Six Months Ended April 30, 2024 (unaudited) (000)	Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	71,269,673	156,199,335	83,007,458	174,816,403
Shares Issued on Distributions Reinvested	341,435	569,060	893,855	1,335,835
Shares Redeemed	(75,450,702)	(153,031,489)	(83,099,781)	(174,362,185)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(3,839,594)	3,736,906	801,532	1,790,053
Institutional Select Class:
Shares Subscribed	2,205,686	6,618,308	20,501	243,375
Shares Issued on Distributions Reinvested	78,880	225,922	38	140
Shares Redeemed	(2,366,540)	(12,339,698)	(21,772)	(260,060)
Net Decrease in Institutional Select Class Shares Outstanding	(81,974)	(5,495,468)	(1,233)	(16,545)
Investor Class:
Shares Subscribed	665,725	671,488	788	13,050
Shares Issued on Distributions Reinvested	154	332	149	297
Shares Redeemed	(660,007)	(691,937)	(8,977)	(4,602)
Net Increase (Decrease) in Investor Class Shares Outstanding	5,872	(20,117)	(8,040)	8,745
Administrative Class:
Shares Subscribed	22,920	13,540	47,224	133,573
Shares Issued on Distributions Reinvested	166	181	1	2
Shares Redeemed	(21,202)	(13,236)	(32,480)	(61,863)
Net Increase in Administrative Class Shares Outstanding	1,884	485	14,745	71,712
Advisory Class:
Shares Subscribed	1,007,316	2,168,998	212,256	354,441
Shares Issued on Distributions Reinvested	1,506	3,115	1,780	1,114
Shares Redeemed	(1,002,862)	(2,237,697)	(163,803)	(287,471)
Net Increase (Decrease) in Advisory Class Shares Outstanding	5,960	(65,584)	50,233	68,084
Participant Class:
Shares Subscribed	2,346,512	3,967,937	1,642	37,835
Shares Issued on Distributions Reinvested	167	80	5	8
Shares Redeemed	(2,440,062)	(4,412,395)	(4,786)	(2,628)
Net Increase (Decrease) in Participant Class Shares Outstanding	(93,383)	(444,378)	(3,139)	35,215
Cash Management Class:
Shares Issued on Distributions Reinvested	110	211	176	326
Shares Redeemed	(1,469)	(292)	(715)	(1,422)
Net Decrease in Cash Management Class Shares Outstanding	(1,359)	(81)	(539)	(1,096)
Select Class:
Shares Issued on Distributions Reinvested	1	2	1	2
Impact Class:
Shares Subscribed	—	—	50 *	—
Impact Partner Class:
Shares Subscribed	—	—	50 *	—
Advisor Class:
Shares Subscribed	50 **	—	—	—

*  For the period March 5, 2024 through April 30, 2024.

**  For the period March 27, 2024 through April 30, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2024 (unaudited) (000)		Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,819		$13,682
Net Change in Unrealized Appreciation (Depreciation)	50		(51)
Net Increase in Net Assets Resulting from Operations	7,869		13,631
Dividends and Distributions to Shareholders:
Wealth*	(7,796)		(13,627)
Wealth S**	(1)		(1)
Cash Management Class	(17)		(54)
Select Class	(—	@)	—
Advisor Class	(—	@)	—
Total Dividends and Distributions to Shareholders	(7,814)		(13,682)
Capital Share Transactions:(1)
Wealth:*
Subscribed	504,697		1,248,954
Distributions Reinvested	6,278		12,611
Redeemed	(575,031)		(1,251,995)
Wealth S:**
Distributions Reinvested	1		1
Cash Management Class:
Subscribed	2		—
Distributions Reinvested	14		52
Redeemed	(398)		(2,204)
Select Class:
Subscribed	50	***	—
Advisor Class:
Subscribed	50	****	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(64,337)		7,419
Total Increase (Decrease) in Net Assets	(64,282)		7,368
Net Assets:
Beginning of Period	475,087		467,719
End of Period	$410,805		$475,087
(1) Capital Share Transactions:
Wealth Class:*
Shares Subscribed	504,692		1,249,043
Shares Issued on Distributions Reinvested	6,278		12,612
Shares Redeemed	(575,018)		(1,252,062)
Net Increase (Decrease) in Wealth Class Shares Outstanding	(64,048)		9,593
Wealth S Class:**
Shares Issued on Distributions Reinvested	1		1
Cash Management Class:
Shares Subscribed	2		—
Shares Issued on Distributions Reinvested	14		52
Shares Redeemed	(398)		(2,204)
Net Decrease in Cash Management Class Shares Outstanding	(382)		(2,152)
Select Class:
Shares Subscribed	50	***	—
Advisor Class:
Shares Subscribed	50	****	—

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

***  For the period February 29, 2024 through April 30, 2024.

****  For the period March 27, 2024 through April 30, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Wealth Class+
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.027	(1)	$0.000	(2)	$(0.027)		$1.000	2.73	%(3)(4)
Year Ended 10/31/23	1.001	0.048	(1)	0.000	(2)	(0.049)		1.000	4.89%
Year Ended 10/31/22	1.0009	0.0099	(1)	0.0002	(2)	(0.0103)		1.0007	1.01%
Year Ended 10/31/21	1.0010	0.0006	(1)	(0.0001	)(2)	(0.0006)		1.0009	0.05%
Year Ended 10/31/20	1.0008	0.0087	(1)	0.0005		(0.0090)		1.0010	0.92%
Year Ended 10/31/19	1.0004	0.0239	(1)	0.0005		(0.0240)		1.0008	2.46%
Wealth S Class++
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.027	(1)	$0.000	(2)	$(0.027)		$1.000	2.70	%(3)(4)
Year Ended 10/31/23	1.001	0.047	(1)	0.000	(2)	(0.048)		1.000	4.85%
Year Ended 10/31/22	1.0007	0.0096	(1)	0.0001	(2)	(0.0099)		1.0005	0.98%
Year Ended 10/31/21	1.0008	0.0004	(1)(2)	(0.0001	)(2)	(0.0004	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0006	0.0082	(1)	0.0005		(0.0085)		1.0008	0.87%
Year Ended 10/31/19	1.0002	0.0233	(1)	0.0006		(0.0235)		1.0006	2.41%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.60	%(3)(4)
Year Ended 10/31/23	1.001	0.045	(1)	0.000	(2)	(0.046)		1.000	4.60%
Year Ended 10/31/22	1.0011	0.0083	(1)	0.0002	(2)	(0.0087)		1.0009	0.85%
Year Ended 10/31/21	1.0012	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0011	0.02%
Year Ended 10/31/20	1.0010	0.0065	(1)	0.0005		(0.0068)		1.0012	0.70%
Year Ended 10/31/19	1.0007	0.0213	(1)	0.0005		(0.0215)		1.0010	2.20%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.024	(1)	$0.000	(2)	$(0.024)		$1.000	2.47	%(3)(4)
Year Ended 10/31/23	1.001	0.043	(1)	0.000	(2)	(0.044)		1.000	4.39%
Year Ended 10/31/22	1.0007	0.0070	(1)	0.0002	(2)	(0.0074)		1.0005	0.72%
Year Ended 10/31/21	1.0008	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0007	0.02%
Year Ended 10/31/20	1.0006	0.0049	(1)	0.0005		(0.0052)		1.0008	0.54%
Year Ended 10/31/19	1.0003	0.0188	(1)	0.0005		(0.0190)		1.0006	1.94%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.65	%(3)(4)
Year Ended 10/31/23	1.001	0.046	(1)	0.000	(2)	(0.047)		1.000	4.75%
Year Ended 10/31/22	1.0007	0.0090	(1)	0.0001	(2)	(0.0093)		1.0005	0.91%
Year Ended 10/31/21	1.0007	0.0003	(1)(2)	0.0000	(2)	(0.0003	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0005	0.0073	(1)	0.0004	(2)	(0.0075)		1.0007	0.78%
Year Ended 10/31/19	1.0002	0.0223	(1)	0.0005		(0.0225)		1.0005	2.30%
Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.023	(1)	$0.000	(2)	$(0.023)		$1.000	2.32	%(3)(4)
For the Period Ended 10/31/23(7)	1.000	0.042	(1)	(0.009)		(0.033)		1.000	3.37%
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.84	%(4)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$1.000	$0.005	(1)	$0.000	(2)	$(0.005)		$1.000	0.51	%(4)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Wealth Class+
Six Months Ended 04/30/24 (unaudited)	$2,365,742	0.20	%(5)	N/A		0.23	%(5)	5.41	%(5)	5.38	%(5)
Year Ended 10/31/23	2,134,251	0.18%		N/A		0.25%		4.78%		4.71%
Year Ended 10/31/22	3,192,797	0.16%		N/A		0.22%		0.99%		0.93%
Year Ended 10/31/21	3,291,307	0.14%		N/A		0.22%		0.06%		(0.02)%
Year Ended 10/31/20	4,142,846	0.13%		N/A		0.22%		0.87%		0.78%
Year Ended 10/31/19	3,345,665	0.16%		0.16%		0.22%		2.38%		2.32%
Wealth S Class++
Six Months Ended 04/30/24 (unaudited)	$56	0.25	%(5)(6)	N/A		0.28	%(5)	5.36	%(5)	5.33	%(5)
Year Ended 10/31/23	54	0.23	%(6)	N/A		0.30%		4.73%		4.66%
Year Ended 10/31/22	53	0.19	%(6)	N/A		0.27%		0.96%		0.88%
Year Ended 10/31/21	51	0.16	%(6)	N/A		0.27%		0.04%		(0.07)%
Year Ended 10/31/20	51	0.18	%(6)	N/A		0.27%		0.82%		0.73%
Year Ended 10/31/19	51	0.21	%(6)	0.21	%(6)	0.27%		2.33%		2.27%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$55	0.45	%(5)(6)	N/A		0.48	%(5)	5.16	%(5)	5.13	%(5)
Year Ended 10/31/23	54	0.43	%(6)	N/A		0.50%		4.53%		4.46%
Year Ended 10/31/22	52	0.32	%(6)	N/A		0.47%		0.83%		0.68%
Year Ended 10/31/21	51	0.17	%(6)	N/A		0.47%		0.03%		(0.27)%
Year Ended 10/31/20	51	0.36	%(6)	N/A		0.47%		0.65%		0.54%
Year Ended 10/31/19	51	0.41	%(6)	0.41	%(6)	0.47%		2.13%		2.07%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$55	0.70	%(5)(6)	N/A		0.73	%(5)	4.91	%(5)	4.88	%(5)
Year Ended 10/31/23	54	0.68	%(6)	N/A		0.75%		4.28%		4.21%
Year Ended 10/31/22	51	0.45	%(6)	N/A		0.72%		0.70%		0.43%
Year Ended 10/31/21	51	0.17	%(6)	N/A		0.72%		0.03%		(0.52)%
Year Ended 10/31/20	51	0.52	%(6)	N/A		0.72%		0.49%		0.29%
Year Ended 10/31/19	51	0.66	%(6)	0.66	%(6)	0.72%		1.88%		1.82%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$3,569	0.35	%(5)(6)	N/A		0.38	%(5)	5.26	%(5)	5.23	%(5)
Year Ended 10/31/23	4,161	0.33	%(6)	N/A		0.40%		4.63%		4.56%
Year Ended 10/31/22	7,338	0.25	%(6)	N/A		0.37%		0.90%		0.78%
Year Ended 10/31/21	8,341	0.17	%(6)	N/A		0.37%		0.03%		(0.17)%
Year Ended 10/31/20	8,784	0.28	%(6)	N/A		0.37%		0.72%		0.63%
Year Ended 10/31/19	11,789	0.31	%(6)	0.31	%(6)	0.37%		2.23%		2.17%
Select Class
Six Months Ended 04/30/24 (unaudited)	$53	1.00	%(5)(6)	N/A		1.03	%(5)	4.61	%(5)	4.58	%(5)
For the Period Ended 10/31/23(7)	52	0.98	%(6)	N/A		1.05%		5.44%		5.37%
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$50	0.20	%(5)	N/A		0.23	%(5)	5.41	%(5)	5.38	%(5)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$349	0.20	%(5)	N/A		0.23	%(5)	5.41	%(5)	5.38	%(5)
The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1.0002	$0.0270	(1)	$(0.0001	)(2)	$(0.0270)		$1.0001	2.73	%(3)(4)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
Year Ended 10/31/22	1.0001	0.0104	(1)	(0.0002	)(2)	(0.0104)		0.9999	1.02%
Year Ended 10/31/21	1.0001	0.0007	(1)	0.0000	(2)	(0.0007)		1.0001	0.07%
Year Ended 10/31/20	1.0008	0.0081	(1)	0.0001	(2)	(0.0089)		1.0001	0.83%
Year Ended 10/31/19	1.0005	0.0240	(1)	0.0002	(2)	(0.0239)		1.0008	2.45%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$0.9999	$0.0268	(1)	$(0.0002	)(2)	$(0.0267)		$0.9998	2.70	%(3)(4)
Year Ended 10/31/23	0.9996	0.0486	(1)	0.0001	(2)	(0.0484)		0.9999	4.97%
Year Ended 10/31/22	0.9998	0.0100	(1)	(0.0001	)(2)	(0.0101)		0.9996	0.99%
Year Ended 10/31/21	0.9998	0.0004	(1)(2)	0.0001	(2)	(0.0005)		0.9998	0.05%
Year Ended 10/31/20	1.0006	0.0076	(1)	0.0001	(2)	(0.0085)		0.9998	0.77%
Year Ended 10/31/19	1.0003	0.0233	(1)	0.0004	(2)	(0.0234)		1.0006	2.40%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.0002	$0.0258	(1)	$0.0011		$(0.0258)		$1.0013	2.59	%(3)(4)
Year Ended 10/31/23	1.0000	0.0466	(1)	0.0000	(2)	(0.0464)		1.0002	4.76%
Year Ended 10/31/22	0.9998	0.0096	(1)	(0.0006	)(2)	(0.0088)		1.0000	0.90%
Year Ended 10/31/21	0.9997	0.0005	(1)	0.0000	(2)	(0.0004	)(2)	0.9998	0.05%
Year Ended 10/31/20	1.0003	0.0058	(1)	0.0003	(2)	(0.0067)		0.9997	0.61%
Year Ended 10/31/19	1.0000	0.0213	(1)	0.0004	(2)	(0.0214)		1.0003	2.19%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$0.9999	$0.0263	(1)	$(0.0001	)(2)	$(0.0263)		$0.9998	2.65	%(3)(4)
Year Ended 10/31/23	0.9998	0.0476	(1)	(0.0001	)(2)	(0.0474)		0.9999	4.85%
Year Ended 10/31/22	1.0000	0.0095	(1)	(0.0003	)(2)	(0.0094)		0.9998	0.93%
Year Ended 10/31/21	1.0000	0.0004	(1)(2)	0.0000	(2)	(0.0004	)(2)	1.0000	0.04%
Year Ended 10/31/20	1.0005	0.0066	(1)	0.0004	(2)	(0.0075)		1.0000	0.70%
Year Ended 10/31/19	1.0003	0.0223	(1)	0.0003	(2)	(0.0224)		1.0005	2.29%
CastleOak Shares Class
Six Months Ended 04/30/24 (unaudited)	$1.0002	$0.0270	(1)	$(0.0002	)(2)	$(0.0270)		$1.0000	2.72	%(3)(4)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.01%
For the Period Ended 10/31/22(10)	1.0000	0.0025	(1)	(0.0002	)(2)	(0.0024)		0.9999	0.24	%(4)
Impact Class
Six Months Ended 04/30/24 (unaudited)	$1.0002	$0.0270	(1)	$(0.0001	)(2)	$(0.0270)		$1.0001	2.73	%(3)(4)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
For the Period Ended 10/31/22(11)	0.9997	0.0105	(1)	(0.0003	)(2)	(0.0100)		0.9999	1.03	%(4)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$1.0000	$0.0084	(1)	$0.0001	(2)	$(0.0084)		$1.0001	0.81	%(4)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$13,247,615	0.20	%(5)	0.21	%(5)	5.43	%(5)	5.42	%(5)
Year Ended 10/31/23	15,994,223	0.20%		0.21%		4.91%		4.90%
Year Ended 10/31/22	14,651,432	0.15%		0.21%		1.05%		0.99%
Year Ended 10/31/21	16,772,763	0.14%		0.21%		0.06%		(0.01)%
Year Ended 10/31/20	20,230,517	0.13%		0.21%		0.81%		0.73%
Year Ended 10/31/19	12,521,950	0.16%		0.21%		2.38%		2.33%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$21,374	0.25	%(5)(6)	0.26	%(5)	5.38	%(5)	5.37	%(5)
Year Ended 10/31/23	22,140	0.25	%(6)	0.26%		4.86%		4.85%
Year Ended 10/31/22	22,760	0.19	%(6)	0.26%		1.01%		0.94%
Year Ended 10/31/21	5,723	0.16	%(6)	0.26%		0.04%		(0.06)%
Year Ended 10/31/20	24,041	0.18	%(6)	0.26%		0.76%		0.68%
Year Ended 10/31/19	12,203	0.21	%(6)	0.26%		2.33%		2.28%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$56	0.45	%(5)(6)	0.46	%(5)	5.18	%(5)	5.17	%(5)
Year Ended 10/31/23	58,315	0.45	%(6)	0.46%		4.66%		4.65%
Year Ended 10/31/22	52	0.24	%(6)	0.46%		0.96%		0.74%
Year Ended 10/31/21	1,659	0.14	%(6)	0.46%		0.06%		(0.26)%
Year Ended 10/31/20	51	0.36	%(6)	0.46%		0.59%		0.49%
Year Ended 10/31/19	51	0.41	%(6)	0.46%		2.13%		2.08%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$435	0.35	%(5)(6)	0.36	%(5)	5.28	%(5)	5.27	%(5)
Year Ended 10/31/23	424	0.35	%(6)	0.36%		4.76%		4.75%
Year Ended 10/31/22	4,733	0.25	%(6)	0.36%		0.95%		0.84%
Year Ended 10/31/21	5,343	0.16	%(6)	0.36%		0.04%		(0.16)%
Year Ended 10/31/20	5,573	0.28	%(6)	0.36%		0.66%		0.58%
Year Ended 10/31/19	13,537	0.31	%(6)	0.36%		2.23%		2.18%
CastleOak Shares Class
Six Months Ended 04/30/24 (unaudited)	$1,250,531	0.20	%(5)	0.21	%(5)	5.43	%(5)	5.42	%(5)
Year Ended 10/31/23	866,430	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(10)	50	0.15	%(5)	0.21	%(5)	1.05	%(5)	0.99	%(5)
Impact Class
Six Months Ended 04/30/24 (unaudited)	$330,311	0.20	%(5)	0.21	%(5)	5.43	%(5)	5.42	%(5)
Year Ended 10/31/23	321,574	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(11)	50	0.15	%(5)	0.21	%(5)	1.05	%(5)	0.99	%(5)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$50	0.20	%(5)	0.21	%(5)	5.43	%(5)	5.42	%(5)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.64	%(3)(4)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.022	(1)	0.000	(2)	(0.022)		1.000	2.20%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.61	%(3)(4)
Year Ended 10/31/23	1.000	0.047	(1)	(0.001)		(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.15%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.59	%(3)(4)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.10%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.56	%(3)(4)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.05%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.51	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	(0.001)		(0.044)		1.000	4.51%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.95%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.024	(1)	$0.000	(2)	$(0.024)		$1.000	2.38	%(3)(4)
Year Ended 10/31/23	1.000	0.042	(1)	0.000	(2)	(0.042)		1.000	4.25%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.65%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.003	(1)	0.001		(0.004)		1.000	0.38%
Year Ended 10/31/19	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.69%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.56	%(3)(4)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.05%
Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.23	%(3)(4)
Year Ended 10/31/23	1.000	0.039	(1)	0.000	(2)	(0.039)		1.000	3.94%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.52%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.001	(1)	0.002		(0.003)		1.000	0.26%
Year Ended 10/31/19	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.39%
Castleoak Shares Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.64	%(3)(4)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
For the Period Ended 10/31/21(12)	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01	%(4)
Impact Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.64	%(3)(4)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
For the Period Ended 10/31/22(11)	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.91	%(4)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.82	%(4)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$1.000	$0.005	(1)	$0.000	(2)	$(0.005)		$1.000	0.50	%(4)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$123,468,489	0.16	%(5)	N/A		0.20	%(5)	5.24	%(5)	5.20	%(5)
Year Ended 10/31/23	124,946,773	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	105,123,361	0.12%		N/A		0.21%		0.92%		0.83%
Year Ended 10/31/21	125,443,478	0.07%		N/A		0.21%		0.02%		(0.12)%
Year Ended 10/31/20	75,357,703	0.17%		0.17%		0.21%		0.48%		0.44%
Year Ended 10/31/19	57,870,416	0.17%		0.17%		0.21%		2.17%		2.13%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$5,610,162	0.21	%(5)(6)	N/A		0.25	%(5)	5.19	%(5)	5.15	%(5)
Year Ended 10/31/23	5,615,525	0.21	%(6)	N/A		0.26%		4.67%		4.62%
Year Ended 10/31/22	19,822,512	0.15	%(6)	N/A		0.26%		0.89%		0.78%
Year Ended 10/31/21	22,579,049	0.07	%(6)	N/A		0.26%		0.02%		(0.17)%
Year Ended 10/31/20	10,462,967	0.20	%(6)	0.20	%(6)	0.26%		0.45%		0.39%
Year Ended 10/31/19	350,876	0.22	%(6)	0.22	%(6)	0.26%		2.12%		2.08%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$5,428,508	0.26	%(5)(6)	N/A		0.30	%(5)	5.14	%(5)	5.10	%(5)
Year Ended 10/31/23	4,800,726	0.26	%(6)	N/A		0.31%		4.62%		4.57%
Year Ended 10/31/22	3,992,292	0.19	%(6)	N/A		0.31%		0.85%		0.73%
Year Ended 10/31/21	1,433,481	0.07	%(6)	N/A		0.31%		0.02%		(0.22)%
Year Ended 10/31/20	1,509,475	0.25	%(6)	0.25	%(6)	0.31%		0.40%		0.34%
Year Ended 10/31/19	3,447,615	0.27	%(6)	0.27	%(6)	0.31%		2.07%		2.03%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$292,488	0.31	%(5)(6)	N/A		0.35	%(5)	5.09	%(5)	5.05	%(5)
Year Ended 10/31/23	402,547	0.31	%(6)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	314,143	0.21	%(6)	N/A		0.36%		0.83%		0.68%
Year Ended 10/31/21	357,558	0.07	%(6)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	161,405	0.26	%(6)	0.26	%(6)	0.36%		0.39%		0.29%
Year Ended 10/31/19	186,966	0.32	%(6)	0.32	%(6)	0.36%		2.02%		1.98%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$2,539,212	0.41	%(5)(6)	N/A		0.45	%(5)	4.99	%(5)	4.95	%(5)
Year Ended 10/31/23	1,897,168	0.41	%(6)	N/A		0.46%		4.47%		4.42%
Year Ended 10/31/22	1,428,422	0.27	%(6)	N/A		0.46%		0.77%		0.58%
Year Ended 10/31/21	1,794,163	0.07	%(6)	N/A		0.46%		0.02%		(0.37)%
Year Ended 10/31/20	1,143,921	0.30	%(6)	0.30	%(6)	0.46%		0.35%		0.19%
Year Ended 10/31/19	962,234	0.42	%(6)	0.42	%(6)	0.46%		1.92%		1.88%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$2,593,386	0.66	%(5)(6)	N/A		0.70	%(5)	4.74	%(5)	4.70	%(5)
Year Ended 10/31/23	2,542,447	0.66	%(6)	N/A		0.71%		4.22%		4.17%
Year Ended 10/31/22	2,291,041	0.40	%(6)	N/A		0.71%		0.64%		0.33%
Year Ended 10/31/21	2,082,873	0.07	%(6)	N/A		0.71%		0.02%		(0.62)%
Year Ended 10/31/20	1,671,051	0.36	%(6)	0.36	%(6)	0.71%		0.29%		(0.06)%
Year Ended 10/31/19	942,575	0.67	%(6)	0.67	%(6)	0.71%		1.67%		1.63%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1,185	0.31	%(5)(6)	N/A		0.35	%(5)	5.09	%(5)	5.05	%(5)
Year Ended 10/31/23	1,745	0.31	%(6)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	1,761	0.20	%(6)	N/A		0.36%		0.84%		0.68%
Year Ended 10/31/21	4,397	0.07	%(6)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	4,704	0.26	%(6)	0.26	%(6)	0.36%		0.39%		0.29%
Year Ended 10/31/19	4,914	0.32	%(6)	0.32	%(6)	0.36%		2.02%		1.98%
Select Class
Six Months Ended 04/30/24 (unaudited)	$54	0.96	%(5)(6)	N/A		1.00	%(5)	4.44	%(5)	4.40	%(5)
Year Ended 10/31/23	53	0.96	%(6)	N/A		1.01%		3.92%		3.87%
Year Ended 10/31/22	51	0.53	%(6)	N/A		1.01%		0.51%		0.03%
Year Ended 10/31/21	51	0.07	%(6)	N/A		1.01%		0.02%		(0.92)%
Year Ended 10/31/20	51	0.51	%(6)	0.51	%(6)	1.01%		0.14%		(0.36)%
Year Ended 10/31/19	50	0.97	%(6)	0.97	%(6)	1.01%		1.37%		1.33%
Castleoak Shares Class
Six Months Ended 04/30/24 (unaudited)	$2,981,598	0.16	%(5)	N/A		0.20	%(5)	5.24	%(5)	5.20	%(5)
Year Ended 10/31/23	2,305,053	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	371,597	0.12%		N/A		0.21%		0.92%		0.83%
For the Period Ended 10/31/21(12)	371,765	0.07	%(5)	N/A		0.21	%(5)	0.02	%(5)	(0.12	)%(5)
Impact Class
Six Months Ended 04/30/24 (unaudited)	$635,488	0.16	%(5)	N/A		0.20	%(5)	5.24	%(5)	5.20	%(5)
Year Ended 10/31/23	841,264	0.16%		N/A		0.21%		4.72%		4.67%
For the Period Ended 10/31/22(11)	826,509	0.12	%(5)	N/A		0.21	%(5)	0.92	%(5)	0.83	%(5)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$50	0.15	%(5)	N/A		0.19	%(5)	5.25	%(5)	5.21	%(5)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$59	0.15	%(5)	N/A		0.19	%(5)	5.25	%(5)	5.21	%(5)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.61	%(3)(4)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.71%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.14%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.58	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.66%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.08%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.56	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.03%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.53	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.98%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.48	%(3)(4)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.88%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.024	(1)	$0.000	(2)	$(0.024)		$1.000	2.48	%(3)(4)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.88%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.53	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.53%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.99%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1,013,533	0.20	%(5)	0.21	%(5)	5.18	%(5)	5.17	%(5)
Year Ended 10/31/23	1,097,870	0.20%		0.21%		4.57%		4.56%
Year Ended 10/31/22	817,742	0.13%		0.22%		0.57%		0.48%
Year Ended 10/31/21	1,622,265	0.06%		0.22%		0.00	%(13)	(0.16)%
Year Ended 10/31/20	406,598	0.18%		0.21%		0.46%		0.43%
Year Ended 10/31/19	157,694	0.20%		0.23%		2.12%		2.09%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$55	0.25	%(5)(6)	0.26	%(5)	5.13	%(5)	5.12	%(5)
Year Ended 10/31/23	54	0.25	%(6)	0.26%		4.52%		4.51%
Year Ended 10/31/22	51	0.16	%(6)	0.27%		0.54%		0.43%
Year Ended 10/31/21	51	0.06	%(6)	0.27%		0.00	%(13)	(0.21)%
Year Ended 10/31/20	51	0.21	%(6)	0.27%		0.43%		0.37%
Year Ended 10/31/19	51	0.25	%(6)	0.28%		2.07%		2.04%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$55	0.30	%(5)(6)	0.31	%(5)	5.08	%(5)	5.07	%(5)
Year Ended 10/31/23	54	0.30	%(6)	0.31%		4.47%		4.46%
Year Ended 10/31/22	51	0.19	%(6)	0.32%		0.51%		0.38%
Year Ended 10/31/21	51	0.06	%(6)	0.32%		0.00	%(13)	(0.26)%
Year Ended 10/31/20	51	0.24	%(6)	0.31%		0.39%		0.32%
Year Ended 10/31/19	1,006	0.30	%(6)	0.33%		2.02%		1.99%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$55	0.35	%(5)(6)	0.36	%(5)	5.03	%(5)	5.02	%(5)
Year Ended 10/31/23	54	0.35	%(6)	0.36%		4.42%		4.41%
Year Ended 10/31/22	51	0.22	%(6)	0.37%		0.48%		0.33%
Year Ended 10/31/21	51	0.06	%(6)	0.37%		0.00	%(13)	(0.31)%
Year Ended 10/31/20	51	0.27	%(6)	0.37%		0.37%		0.27%
Year Ended 10/31/19	51	0.35	%(6)	0.38%		1.97%		1.94%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$46,697	0.45	%(5)(6)	0.46	%(5)	4.93	%(5)	4.92	%(5)
Year Ended 10/31/23	52,920	0.45	%(6)	0.46%		4.32%		4.31%
Year Ended 10/31/22	40,382	0.27	%(6)	0.47%		0.43%		0.23%
Year Ended 10/31/21	39,201	0.06	%(6)	0.47%		0.00	%(13)	(0.41)%
Year Ended 10/31/20	39,903	0.30	%(6)	0.46%		0.34%		0.18%
Year Ended 10/31/19	38,039	0.45	%(6)	0.48%		1.87%		1.84%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$4,106,350	0.45	%(5)(6)	0.71	%(5)	4.93	%(5)	4.67	%(5)
Year Ended 10/31/23	4,539,195	0.45	%(6)	0.71%		4.32%		4.06%
Year Ended 10/31/22	7,014,979	0.24	%(6)	0.72%		0.46%		(0.02)%
Year Ended 10/31/21	15,949,390	0.06	%(6)	0.72%		0.00	%(13)	(0.66)%
Year Ended 10/31/20	6,549,518	0.29	%(6)	0.71%		0.35%		(0.07)%
Year Ended 10/31/19	2,724,346	0.45	%(6)	0.73%		1.87%		1.59%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$125	0.35	%(5)(6)	0.36	%(5)	5.03	%(5)	5.02	%(5)
Year Ended 10/31/23	341	0.35	%(6)	0.36%		4.42%		4.41%
Year Ended 10/31/22	327	0.22	%(6)	0.37%		0.48%		0.33%
Year Ended 10/31/21	356	0.06	%(6)	0.37%		0.00	%(13)	(0.31)%
Year Ended 10/31/20	356	0.26	%(6)	0.36%		0.37%		0.27%
Year Ended 10/31/19	355	0.35	%(6)	0.38%		1.97%		1.94%

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.62	%(3)(4)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.17%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.59	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.54%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.12%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.56	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.62%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.51%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.07%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.54	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.02%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.49	%(3)(4)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.46%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.45%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.92%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.023	(1)	$0.000	(2)	$(0.023)		$1.000	2.36	%(3)(4)
Year Ended 10/31/23	1.000	0.041	(1)	0.000	(2)	(0.041)		1.000	4.20%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.62%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.36%
Year Ended 10/31/19	1.000	0.016	(1)	0.000	(2)	(0.016)		1.000	1.66%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.54	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.57%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.02%
Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.21	%(3)(4)
Year Ended 10/31/23	1.000	0.038	(1)	0.000	(2)	(0.038)		1.000	3.89%
Year Ended 10/31/22	1.000	0.004	(1)	0.001		(0.005)		1.000	0.48%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.000	(1)(2)	0.002		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.36%
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$1.000	$0.005	(1)	$0.000	(2)	$(0.005)		$1.000	0.50	%(4)
The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$22,164,049	0.20	%(5)	N/A		0.21	%(5)	5.20	%(5)	5.19	%(5)
Year Ended 10/31/23	26,005,390	0.20%		N/A		0.21%		4.60%		4.59%
Year Ended 10/31/22	22,268,805	0.14%		N/A		0.21%		0.83%		0.76%
Year Ended 10/31/21	21,468,388	0.07%		N/A		0.21%		0.01%		(0.13)%
Year Ended 10/31/20	22,266,196	0.19%		0.19%		0.21%		0.37%		0.35%
Year Ended 10/31/19	14,630,148	0.19%		N/A		0.21%		2.15%		2.13%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$3,032,361	0.25	%(5)(6)	N/A		0.26	%(5)	5.15	%(5)	5.14	%(5)
Year Ended 10/31/23	3,114,544	0.25	%(6)	N/A		0.26%		4.55%		4.54%
Year Ended 10/31/22	8,610,123	0.17	%(6)	N/A		0.26%		0.80%		0.71%
Year Ended 10/31/21	14,878,731	0.07	%(6)	N/A		0.26%		0.01%		(0.18)%
Year Ended 10/31/20	10,007,559	0.21	%(6)	0.21	%(6)	0.26%		0.34%		0.29%
Year Ended 10/31/19	239,361	0.24	%(6)	N/A		0.26%		2.10%		2.08%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$75,208	0.30	%(5)(6)	N/A		0.31	%(5)	5.10	%(5)	5.09	%(5)
Year Ended 10/31/23	69,342	0.30	%(6)	N/A		0.31%		4.50%		4.49%
Year Ended 10/31/22	89,461	0.21	%(6)	N/A		0.31%		0.76%		0.66%
Year Ended 10/31/21	26,713	0.07	%(6)	N/A		0.31%		0.01%		(0.23)%
Year Ended 10/31/20	35,583	0.23	%(6)	0.23	%(6)	0.31%		0.33%		0.25%
Year Ended 10/31/19	14,834	0.29	%(6)	N/A		0.31%		2.05%		2.03%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$10,436	0.35	%(5)(6)	N/A		0.36	%(5)	5.05	%(5)	5.04	%(5)
Year Ended 10/31/23	8,553	0.35	%(6)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	8,067	0.26	%(6)	N/A		0.36%		0.71%		0.61%
Year Ended 10/31/21	3,294	0.07	%(6)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	3,435	0.27	%(6)	0.27	%(6)	0.36%		0.29%		0.20%
Year Ended 10/31/19	3,534	0.34	%(6)	N/A		0.36%		2.00%		1.98%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$419,614	0.45	%(5)(6)	N/A		0.46	%(5)	4.95	%(5)	4.94	%(5)
Year Ended 10/31/23	413,681	0.45	%(6)	N/A		0.46%		4.35%		4.34%
Year Ended 10/31/22	479,272	0.29	%(6)	N/A		0.46%		0.68%		0.51%
Year Ended 10/31/21	511,566	0.07	%(6)	N/A		0.46%		0.01%		(0.38)%
Year Ended 10/31/20	575,951	0.29	%(6)	0.29	%(6)	0.46%		0.26%		0.09%
Year Ended 10/31/19	545,826	0.44	%(6)	N/A		0.46%		1.90%		1.88%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$2,249,282	0.70	%(5)(6)	N/A		0.71	%(5)	4.70	%(5)	4.69	%(5)
Year Ended 10/31/23	2,342,820	0.70	%(6)	N/A		0.71%		4.10%		4.09%
Year Ended 10/31/22	2,787,233	0.35	%(6)	N/A		0.71%		0.62%		0.26%
Year Ended 10/31/21	2,998,738	0.07	%(6)	N/A		0.71%		0.01%		(0.63)%
Year Ended 10/31/20	2,383,586	0.39	%(6)	0.39	%(6)	0.71%		0.17%		(0.15)%
Year Ended 10/31/19	1,430,849	0.69	%(6)	N/A		0.71%		1.65%		1.63%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$3,359	0.35	%(5)(6)	N/A		0.36	%(5)	5.05	%(5)	5.04	%(5)
Year Ended 10/31/23	4,719	0.35	%(6)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	4,800	0.23	%(6)	N/A		0.36%		0.74%		0.61%
Year Ended 10/31/21	17,412	0.07	%(6)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	17,563	0.27	%(6)	0.27	%(6)	0.36%		0.29%		0.20%
Year Ended 10/31/19	17,886	0.34	%(6)	N/A		0.36%		2.00%		1.98%
Select Class
Six Months Ended 04/30/24 (unaudited)	$54	1.00	%(5)(6)	N/A		1.01	%(5)	4.40	%(5)	4.39	%(5)
Year Ended 10/31/23	53	1.00	%(6)	N/A		1.01%		3.80%		3.79%
Year Ended 10/31/22	51	0.54	%(6)	N/A		1.01%		0.43%		(0.04)%
Year Ended 10/31/21	51	0.07	%(6)	N/A		1.01%		0.01%		(0.93)%
Year Ended 10/31/20	51	0.51	%(6)	0.51	%(6)	1.01%		0.05%		(0.45)%
Year Ended 10/31/19	50	0.99	%(6)	N/A		1.01%		1.35%		1.33%
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$50	0.20	%(5)	N/A		0.21	%(5)	5.20	%(5)	5.19	%(5)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.62	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.63%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.82%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.12%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.026	(1)	$0.000	(2)	$(0.026)		$1.000	2.59	%(3)(4)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.58%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.79%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.07%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.57	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.53%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.75%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.01%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.54	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.96%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.49	%(3)(4)
Year Ended 10/31/23	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.37%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.67%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.003		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.018	(1)	0.000	(2)	(0.018)		1.000	1.86%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.023	(1)	$0.000	(2)	$(0.023)		$1.000	2.36	%(3)(4)
Year Ended 10/31/23	1.000	0.040	(1)	0.000	(2)	(0.040)		1.000	4.11%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.54%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.37%
Year Ended 10/31/19	1.000	0.016	(1)	0.000	(2)	(0.016)		1.000	1.61%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.025	(1)	$0.000	(2)	$(0.025)		$1.000	2.54	%(3)(4)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.47%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.96%
Select Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.022	(1)	$0.000	(2)	$(0.022)		$1.000	2.21	%(3)(4)
Year Ended 10/31/23	1.000	0.037	(1)	0.000	(2)	(0.037)		1.000	3.80%
Year Ended 10/31/22	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.42%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.001	(1)	0.001		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.30%
Impact Class
For the Period Ended 04/30/24 (unaudited)(8)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.81	%(4)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.81	%(4)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/24 (unaudited)	$46,814,341	0.20	%(5)	N/A		0.21	%(5)	5.20	%(5)	5.19	%(5)
Year Ended 10/31/23	46,015,555	0.20%		N/A		0.21%		4.54%		4.53%
Year Ended 10/31/22	44,234,518	0.13%		N/A		0.21%		0.76%		0.68%
Year Ended 10/31/21	52,515,537	0.06%		N/A		0.21%		0.01%		(0.14)%
Year Ended 10/31/20	45,646,654	0.18%		0.18%		0.21%		0.43%		0.40%
Year Ended 10/31/19	23,790,835	0.20%		N/A		0.21%		2.09%		2.08%
Institutional Select Class
Six Months Ended 04/30/24 (unaudited)	$7,989	0.25	%(5)(6)	N/A		0.26	%(5)	5.15	%(5)	5.14	%(5)
Year Ended 10/31/23	9,222	0.25	%(6)	N/A		0.26%		4.49%		4.48%
Year Ended 10/31/22	25,769	0.16	%(6)	N/A		0.26%		0.73%		0.63%
Year Ended 10/31/21	1,052,857	0.06	%(6)	N/A		0.26%		0.01%		(0.19)%
Year Ended 10/31/20	4,118,125	0.21	%(6)	0.21	%(6)	0.26%		0.40%		0.35%
Year Ended 10/31/19	398,934	0.25	%(6)	N/A		0.26%		2.04%		2.03%
Investor Class
Six Months Ended 04/30/24 (unaudited)	$755	0.30	%(5)(6)	N/A		0.31	%(5)	5.10	%(5)	5.09	%(5)
Year Ended 10/31/23	8,795	0.30	%(6)	N/A		0.31%		4.44%		4.43%
Year Ended 10/31/22	51	0.20	%(6)	N/A		0.31%		0.69%		0.58%
Year Ended 10/31/21	51	0.06	%(6)	N/A		0.31%		0.01%		(0.24)%
Year Ended 10/31/20	51	0.25	%(6)	0.25	%(6)	0.31%		0.37%		0.31%
Year Ended 10/31/19	51	0.30	%(6)	N/A		0.31%		1.99%		1.98%
Administrative Class
Six Months Ended 04/30/24 (unaudited)	$103,126	0.35	%(5)(6)	N/A		0.36	%(5)	5.05	%(5)	5.04	%(5)
Year Ended 10/31/23	88,387	0.35	%(6)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	16,684	0.22	%(6)	N/A		0.36%		0.67%		0.53%
Year Ended 10/31/21	18,968	0.06	%(6)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	2,024	0.27	%(6)	0.27	%(6)	0.36%		0.34%		0.25%
Year Ended 10/31/19	2,015	0.35	%(6)	N/A		0.36%		1.94%		1.93%
Advisory Class
Six Months Ended 04/30/24 (unaudited)	$152,997	0.45	%(5)(6)	N/A		0.46	%(5)	4.95	%(5)	4.94	%(5)
Year Ended 10/31/23	102,764	0.45	%(6)	N/A		0.46%		4.29%		4.28%
Year Ended 10/31/22	34,684	0.24	%(6)	N/A		0.46%		0.65%		0.43%
Year Ended 10/31/21	38,959	0.06	%(6)	N/A		0.46%		0.01%		(0.39)%
Year Ended 10/31/20	17,188	0.40	%(6)	0.40	%(6)	0.46%		0.21%		0.15%
Year Ended 10/31/19	42,143	0.45	%(6)	N/A		0.46%		1.84%		1.83%
Participant Class
Six Months Ended 04/30/24 (unaudited)	$32,349	0.70	%(5)(6)	N/A		0.71	%(5)	4.70	%(5)	4.69	%(5)
Year Ended 10/31/23	35,491	0.70	%(6)	N/A		0.71%		4.04%		4.03%
Year Ended 10/31/22	285	0.42	%(6)	N/A		0.71%		0.47%		0.18%
Year Ended 10/31/21	259	0.06	%(6)	N/A		0.71%		0.01%		(0.64)%
Year Ended 10/31/20	575	0.40	%(6)	0.40	%(6)	0.71%		0.21%		(0.10)%
Year Ended 10/31/19	629	0.70	%(6)	N/A		0.71%		1.59%		1.58%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$6,840	0.35	%(5)(6)	N/A		0.36	%(5)	5.05	%(5)	5.04	%(5)
Year Ended 10/31/23	7,380	0.35	%(6)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	8,478	0.23	%(6)	N/A		0.36%		0.66%		0.53%
Year Ended 10/31/21	9,921	0.06	%(6)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	11,108	0.28	%(6)	0.28	%(6)	0.36%		0.33%		0.25%
Year Ended 10/31/19	18,758	0.35	%(6)	N/A		0.36%		1.94%		1.93%
Select Class
Six Months Ended 04/30/24 (unaudited)	$54	1.00	%(5)(6)	N/A		1.01	%(5)	4.40	%(5)	4.39	%(5)
Year Ended 10/31/23	53	1.00	%(6)	N/A		1.01%		3.74%		3.73%
Year Ended 10/31/22	51	0.53	%(6)	N/A		1.01%		0.36%		(0.12)%
Year Ended 10/31/21	51	0.06	%(6)	N/A		1.01%		0.01%		(0.94)%
Year Ended 10/31/20	51	0.54	%(6)	0.54	%(6)	1.00%		0.07%		(0.39)%
Year Ended 10/31/19	50	1.00	%(6)	N/A		1.01%		1.29%		1.28%
Impact Class
For the Period Ended 04/30/24 (unaudited)(8)	$50	0.20	%(5)	N/A		0.21	%(5)	5.20	%(5)	5.19	%(5)
Impact Partner Class
For the Period Ended 04/30/24 (unaudited)(8)	$50	0.20	%(5)	N/A		0.21	%(5)	5.20	%(5)	5.19	%(5)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Wealth Class*
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.016	(1)	$0.000	(2)	$(0.016)		$1.000	1.67	%(3)(4)
Year Ended 10/31/23	1.0001	0.0291	(1)	0.0000	(2)	(0.0293)		0.9999	2.95%
Year Ended 10/31/22	1.0001	0.0076	(1)	(0.0014	)(2)	(0.0062)		1.0001	0.61%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0064	(1)	(0.0004	)(2)	(0.0060)		1.0001	0.60%
Year Ended 10/31/19	1.0000	0.0141	(1)	0.0001	(2)	(0.0141)		1.0001	1.43%
Wealth S Class**
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.016	(1)	$0.000	(2)	$(0.016)		$1.000	1.64	%(3)(4)
Year Ended 10/31/23	1.0001	0.0286	(1)	0.0000	(2)	(0.0288)		0.9999	2.89%
Year Ended 10/31/22	1.0001	0.0072	(1)	(0.0014	)(2)	(0.0058)		1.0001	0.59%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0060	(1)	(0.0004	)(2)	(0.0056)		1.0001	0.56%
Year Ended 10/31/19	1.0000	0.0136	(1)	0.0001	(2)	(0.0136)		1.0001	1.38%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$1.000	$0.016	(1)	$0.000	(2)	$(0.016)		$1.000	1.59	%(3)(4)
Year Ended 10/31/23	1.0001	0.0278	(1)	(0.0002	)(2)	(0.0278)		0.9999	2.78%
Year Ended 10/31/22	1.0001	0.0067	(1)	(0.0015	)(2)	(0.0052)		1.0001	0.52%
Year Ended 10/31/21	1.0002	0.0001	(1)(2)	(0.0001	)(2)	(0.0001	)(2)	1.0001	0.00	%(13)
Year Ended 10/31/20	1.0001	0.0054	(1)	(0.0003	)(2)	(0.0050)		1.0002	0.51%
Year Ended 10/31/19	1.0000	0.0126	(1)	0.0001	(2)	(0.0126)		1.0001	1.27%
Select Class
For the Period Ended 04/30/24 (unaudited)(14)	$1.000	$0.004	(1)	$0.000	(2)	$(0.004)		$1.000	0.45	%(4)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$1.000	$0.003	(1)	$0.000	(2)	$(0.003)		$1.000	0.34	%(4)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Wealth Class*
Six Months Ended 04/30/24 (unaudited)	$409,739	0.20	%(5)	0.30	%(5)	3.29	%(5)	3.19	%(5)
Year Ended 10/31/23	473,740	0.18%		0.32%		2.91%		2.77%
Year Ended 10/31/22	464,221	0.13%		0.39%		0.76%		0.50%
Year Ended 10/31/21	247,727	0.08%		0.34%		0.01%		(0.25)%
Year Ended 10/31/20	366,440	0.15%		0.29%		0.63%		0.49%
Year Ended 10/31/19	612,147	0.15%		0.27%		1.40%		1.28%
Wealth S Class**
Six Months Ended 04/30/24 (unaudited)	$53	0.25	%(5)(6)	0.35	%(5)	3.24	%(5)	3.14	%(5)
Year Ended 10/31/23	53	0.23	%(6)	0.37%		2.86%		2.72%
Year Ended 10/31/22	51	0.17	%(6)	0.44%		0.72%		0.45%
Year Ended 10/31/21	51	0.08	%(6)	0.39%		0.01%		(0.30)%
Year Ended 10/31/20	51	0.18	%(6)	0.34%		0.59%		0.43%
Year Ended 10/31/19	50	0.20	%(6)	0.32%		1.35%		1.23%
Cash Management Class
Six Months Ended 04/30/24 (unaudited)	$913	0.35	%(5)(6)	0.45	%(5)	3.14	%(5)	3.04	%(5)
Year Ended 10/31/23	1,294	0.33	%(6)	0.47%		2.76%		2.62%
Year Ended 10/31/22	3,447	0.22	%(6)	0.54%		0.67%		0.35%
Year Ended 10/31/21	4,670	0.08	%(6)	0.49%		0.01%		(0.40)%
Year Ended 10/31/20	4,816	0.25	%(6)	0.44%		0.53%		0.34%
Year Ended 10/31/19	7,435	0.30	%(6)	0.42%		1.25%		1.13%
Select Class
For the Period Ended 04/30/24 (unaudited)(14)	$50	1.00	%(5)	1.10	%(5)	2.49	%(5)	2.39	%(5)
Advisor Class
For the Period Ended 04/30/24 (unaudited)(9)	$50	0.20	%(5)	0.30	%(5)	3.29	%(5)	3.19	%(5)

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024

Notes to Financial Highlights

+  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

++  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

*  Institutional Class was renamed Wealth Class effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class effective February 29, 2024.

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.0005 per share.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return.

(4)  Not annualized.

(5)  Annualized.

(6)  Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(7)  Commenced offering on January 23, 2023.

(8)  Commenced offering on March 5, 2024.

(9)  Commenced offering on March 27, 2024.

(10)  Commenced offering on October 4, 2022.

(11)  Commenced offering on March 29, 2022.

(12)  Commenced offering on May 4, 2021.

(13)  Amount is less than 0.005%.

(14)  Commenced offering on February 29, 2024.

The accompanying notes are an integral part of the financial statements.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to twelve different classes of shares for certain Funds. Each Fund offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios; the Select Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the CastleOak Shares Class is only offered to Prime and Government Portfolios; the Impact Class is only offered to Prime, Government and Treasury Securities Portfolios; the Impact Partner Class is only offered to Money Market, Prime, Government and Treasury Securities Portfolios; the Advisor Class is only offered to Money Market, Government, Treasury and Tax-Exempt Portfolios and Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to Money Market and Tax-Exempt Portfolios. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights. Effective February 29, 2024, the Tax-Exempt Portfolio commenced operating as a "retail money market fund".

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

During the month of January 2023, CastleOak Shares Class was fully liquidated from Money Market Portfolio. Accordingly, no financial highlights has been presented for this class.

Prime Portfolio operates as "institutional money market funds," which require this Fund to have a floating NAV, rounded to the fourth decimal place. In July 2023, the Securities and Exchange Commission ("SEC") approved certain regulatory changes that impact money market funds. In particular, among other things, the SEC removed the ability of a money market fund to impose a redemption gate (other than as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds (without regard to weekly liquid asset levels). These changes became effective on October 2, 2023.

Previously, the Prime Portfolio, Money Market Portfolio and Tax-Exempt Portfolio were permitted to impose a liquidity fee and/or redemption gate if the applicable Fund invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As "government money market funds," the Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio were exempt from the Prior Liquidity Fee and Redemption Gate Framework, but the Board of Trustees reserved its right to opt-in to the Prior Liquidity Fee and Redemption Gate Framework in the future after providing appropriate notice to shareholders. Effective October 2, 2023, the Funds are no longer permitted to temporarily impose a redemption gate, except as part of its liquidation, and each Fund may subject redemptions to a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to optin to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

The SEC adopted changes to the rules that governs SEC registered money market funds in July 2023 with phased compliance periods through October 2, 2024. These changes include, among other things: (1) allowing a money market fund's board or its delegate to charge discretionary liquidity fees when it determines such fee would be in the best interest of the fund; (2) removing a fund's ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); and (3) substantially increasing the required minimum levels of liquid assets a fund must hold. These changes may affect the investment strategies, performance, yield, operating expenses, number of times a fund prices its shares and continued viability of a fund. As of the date of this report, the Adviser is evaluating the potential impact of these regulatory changes and expects to update the investors in the future as the regulatory compliance deadline approaches.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Money Market, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest.

To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market partcipants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2024:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$192,003	$—	$192,003
Commercial Paper	—	494,903	—	494,903
Corporate Bonds	—	91,443	—	91,443
Floating Rate Notes	—	215,000	—	215,000
Repurchase Agreements	—	1,086,000	—	1,086,000
Time Deposits	—	205,000	—	205,000
Total Assets	$—	$2,284,349	$—	$2,284,349

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,696,977	$—	$1,696,977
Commercial Paper	—	3,128,121	—	3,128,121
Corporate Bonds	—	82,071	—	82,071
Floating Rate Notes	—	1,270,445	—	1,270,445
Repurchase Agreements	—	6,706,000	—	6,706,000
Time Deposits	—	1,466,000	—	1,466,000
Total Assets	$—	$14,349,614	$—	$14,349,614

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$98,243,409	$—	$98,243,409
U.S. Agency Securities	—	18,439,410	—	18,439,410
U.S. Treasury Securities	—	24,102,985	—	24,102,985
Total Assets	$—	$140,785,804	$—	$140,785,804

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$3,224,000	$—	$3,224,000
U.S. Agency Securities	—	905,965	—	905,965
U.S. Treasury Securities	—	1,368,137	—	1,368,137
Total Assets	$—	$5,498,102	$—	$5,498,102

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$20,604,000	$—	$20,604,000
U.S. Treasury Securities	—	6,904,184	—	6,904,184
Total Assets	$—	$27,508,184	$—	$27,508,184

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$51,914,154	$—	$51,914,154
Total Assets	$—	$51,914,154	$—	$51,914,154

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$242,455	$—	$242,455
Commercial Paper	—	56,036	—	56,036
Daily Variable Rate Bonds	—	51,500	—	51,500
Municipal Bonds & Notes	—	32,198	—	32,198
Closed-End Investment Companies	—	20,000	—	20,000
Quarterly Variable Rate Bond	—	6,250	—	6,250
Total Assets	$—	$408,439	$—	$408,439

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Wealth*/Institutional Class	0.20%	0.20%	0.20%	0.20%
Wealth S*/Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	1.00	—	1.00	—

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

	Maximum Expense Ratios
Class	Money Market		Prime		Government		Government Securities
CastleOak Shares Class	—%		0.20%		0.20%		—%
Impact Class	—		0.20		0.20		—
Impact Partner Class	0.20	+	0.20	+	0.20	+	—
Advisor Class	0.20	++	—		0.20	++	—
	Maximum Expense Ratios
Class	Treasury		Treasury Securities		Tax- Exempt
Wealth*/Institutional Class	0.20%		0.20%		0.20%
Wealth S*/Institutional Select Class	0.25		0.25		0.25
Investor Class	0.30		0.30		0.30
Administrative Class	0.35		0.35		0.35
Advisory Class	0.45		0.45		0.45
Participant Class	0.70		0.70		0.70
Cash Management Class	0.35		0.35		0.35
Select Class	1.00		1.00		1.00	+++
Impact Class	—		0.20	+	—
Impact Partner Class	—		0.20	+	—
Advisor Class	0.20	++	—		0.20	++

*  Class name change for Money Market and Tax-Exempt.

+  Commenced offering on March 5, 2024.

++  Commenced offering on March 27, 2024.

+++  Commenced offering on February 29, 2024.

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratio of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2024, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$362
Prime	679
Government	32,782
Government Securities	344
Treasury	865
Treasury Securities	1,203
Tax-Exempt	237

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency fees. This was reflected as "Reimbursement of Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's aver-age daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the six months ended April 30, 2024, the Fund had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Tax-Exempt	$2

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

six months ended April 30, 2024, this waiver amounted to approximately $3,192,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2024, this waiver amounted to approximately $2,128,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the six months ended April 30, 2024.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

	2023 Distributions Paid From:		2022 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$98,853	$—	$35,366	$—
Prime	819,957	—	147,519	—
Government	6,877,575	—	1,362,663	—
Government Securities	255,531	—	66,898	—
Treasury	1,440,599	—	321,802	—
Treasury Securities	1,940,703	—	389,237	—
Tax-Exempt	282	13,400	31	2,172

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2023.

At October 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$36	$—	$—
Prime	20,683	—	—
Government	312,593	—	—
Government Securities	2,283	—	—
Treasury	64,178	—	—
Treasury Securities	50,902	—	—
Tax-Exempt	—	35	—

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

At October 31, 2023, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Money Market	$1,121	$—
Prime	16,287	—
Government	32,998	249
Government Securities	1,867	—
Treasury	7,364	—
Treasury Securities	10,600	7
Tax-Exempt	2	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Money Market	$22
Prime	183

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2024, the Funds did not engage in any cross-trade transactions.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2024, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these

Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
Money Market	100.0%
Prime	57.3
Government	36.0
Government Securities	83.1
Treasury	76.7
Treasury Securities	78.3
Tax-Exempt	98.6

J. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Important Notices

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/liquidity. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.

A copy of the Proxy Policy, as well as the Trust's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/liquidity. The Trust's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (888) 378-1630., 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

U.S. Customer Privacy Notice  February 2024
FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

2024 Semi-Annual Report

April 30, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

U.S. Customer Privacy Notice (cont'd)  February 2024

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market
Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

2024 Semi-Annual Report

April 30, 2024 (unaudited)

Trustees and Officers Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Richard G. Gould
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
1585 Broadway
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
6643966 EXP 06.30.25

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2024